LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.60%
Aerospace & Defense–0.88%
†AAR Corp.	27,698	$1,648,862
†AeroVironment, Inc.	21,381	2,384,623
†AerSale Corp.	20,200	301,788
†Archer Aviation, Inc. Class A	127,000	642,620
†Astronics Corp.	21,405	339,483
Cadre Holdings, Inc.	15,800	421,070
†Ducommun, Inc.	10,900	474,259
†Eve Holding, Inc.	15,700	130,153
Kaman Corp.	23,552	462,797
†Kratos Defense & Security Solutions, Inc.	102,850	1,544,807
†Leonardo DRS, Inc.	41,400	691,380
Moog, Inc. Class A	23,081	2,607,230
National Presto Industries, Inc.	4,372	316,795
Park Aerospace Corp.	16,788	260,718
†Parsons Corp.	34,200	1,858,770
†Redwire Corp.	3,300	9,537
†Rocket Lab USA, Inc.	231,300	1,013,094
†Terran Orbital Corp.	73,400	61,098
†Triumph Group, Inc.	52,500	402,150
†V2X, Inc.	9,700	501,102
†Virgin Galactic Holdings, Inc.	209,500	377,100
		16,449,436
Air Freight & Logistics–0.25%
†Air Transport Services Group, Inc.	45,576	951,171
Forward Air Corp.	21,239	1,459,969
†Hub Group, Inc. Class A	25,644	2,014,080
†Radiant Logistics, Inc.	29,976	169,364
		4,594,584
Automobile Components–1.48%
†Adient PLC	77,800	2,855,260
†American Axle & Manufacturing Holdings, Inc.	92,184	669,256
†Atmus Filtration Technologies, Inc.	13,400	279,390
†Cooper-Standard Holdings, Inc.	14,200	190,564
Dana, Inc.	106,772	1,566,345
†Dorman Products, Inc.	21,373	1,619,218
†Fox Factory Holding Corp.	34,704	3,438,472
†Gentherm, Inc.	27,364	1,484,771
†Goodyear Tire & Rubber Co.	229,093	2,847,626
†Holley, Inc.	43,100	215,069
LCI Industries	20,104	2,360,612
†Luminar Technologies, Inc.	225,000	1,023,750
†Modine Manufacturing Co.	41,722	1,908,782
Patrick Industries, Inc.	17,271	1,296,361
†Solid Power, Inc.	126,700	255,934
Standard Motor Products, Inc.	16,651	559,807
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Stoneridge, Inc.	22,231	$446,176
†Visteon Corp.	22,900	3,161,803
†XPEL, Inc.	18,300	1,411,113
		27,590,309
Automobiles–0.14%
†Fisker, Inc.	161,600	1,037,472
†Livewire Group, Inc.	9,400	65,142
Winnebago Industries, Inc.	24,073	1,431,140
†Workhorse Group, Inc.	136,800	56,690
		2,590,444
Banks–8.38%
1st Source Corp.	13,234	557,019
ACNB Corp.	7,200	227,592
Amalgamated Financial Corp.	14,200	244,524
Amerant Bancorp, Inc.	20,600	359,264
American National Bankshares, Inc.	8,800	333,872
Ameris Bancorp	53,812	2,065,843
Ames National Corp.	7,600	126,084
Arrow Financial Corp.	12,280	209,000
Associated Banc-Corp.	124,700	2,133,617
Atlantic Union Bankshares Corp.	60,992	1,755,350
†Axos Financial, Inc.	46,160	1,747,618
Banc of California, Inc.	43,838	542,714
BancFirst Corp.	17,886	1,551,253
†Bancorp, Inc.	43,347	1,495,472
Bank First Corp.	7,600	586,340
Bank of Hawaii Corp.	32,400	1,609,956
Bank of Marin Bancorp	12,598	230,291
Bank of NT Butterfield & Son Ltd.	41,600	1,126,528
Bank7 Corp.	3,400	76,534
BankUnited, Inc.	60,400	1,371,080
Bankwell Financial Group, Inc.	5,100	123,777
Banner Corp.	28,319	1,200,159
Bar Harbor Bankshares	12,568	296,982
BayCom Corp.	9,800	188,258
BCB Bancorp, Inc.	12,300	137,022
Berkshire Hills Bancorp, Inc.	35,093	703,615
†Blue Foundry Bancorp	20,800	174,096
Blue Ridge Bankshares, Inc.	16,000	72,320
†Bridgewater Bancshares, Inc.	16,500	156,420
Brookline Bancorp, Inc.	72,592	661,313
Burke & Herbert Financial Services Corp.	5,400	250,911
Business First Bancshares, Inc.	19,500	365,820
Byline Bancorp, Inc.	19,900	392,229
C&F Financial Corp.	2,800	150,080
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Cadence Bank	148,404	$3,149,133
Cambridge Bancorp	6,170	384,329
Camden National Corp.	11,655	328,904
Capital Bancorp, Inc.	8,500	162,605
Capital City Bank Group, Inc.	11,384	339,585
Capitol Federal Financial, Inc.	108,600	518,022
Capstar Financial Holdings, Inc.	16,387	232,532
†Carter Bankshares, Inc.	19,419	243,320
Cathay General Bancorp	56,503	1,964,044
Central Pacific Financial Corp.	21,930	365,792
Central Valley Community Bancorp	8,500	119,935
Chemung Financial Corp.	3,000	118,830
ChoiceOne Financial Services, Inc.	6,200	121,768
Citizens & Northern Corp.	13,013	228,378
Citizens Financial Services, Inc.	3,600	172,512
City Holding Co.	12,197	1,101,999
Civista Bancshares, Inc.	13,200	204,600
CNB Financial Corp.	16,695	302,346
†Coastal Financial Corp.	8,900	381,899
Codorus Valley Bancorp, Inc.	8,700	162,168
Colony Bankcorp, Inc.	14,800	147,926
†Columbia Financial, Inc.	23,700	372,327
Community Bank System, Inc.	43,319	1,828,495
Community Trust Bancorp, Inc.	12,730	436,130
ConnectOne Bancorp, Inc.	30,269	539,696
†CrossFirst Bankshares, Inc.	36,900	372,321
†Customers Bancorp, Inc.	23,080	795,106
CVB Financial Corp.	108,059	1,790,538
Dime Community Bancshares, Inc.	27,763	554,149
Eagle Bancorp, Inc.	25,246	541,527
Eastern Bankshares, Inc.	127,600	1,600,104
Enterprise Bancorp, Inc.	8,299	227,227
Enterprise Financial Services Corp.	29,470	1,105,125
Equity Bancshares, Inc. Class A	12,400	298,468
Esquire Financial Holdings, Inc.	5,900	269,571
ESSA Bancorp, Inc.	8,100	121,581
Evans Bancorp, Inc.	4,800	128,640
Farmers & Merchants Bancorp, Inc.	11,800	206,854
Farmers National Banc Corp.	30,292	350,176
FB Financial Corp.	29,371	832,962
Fidelity D&D Bancorp, Inc.	4,100	186,140
Financial Institutions, Inc.	12,267	206,454
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bancorp	31,809	$895,105
First BanCorp	144,135	1,940,057
First Bancorp, Inc.	8,980	211,030
First Bancshares, Inc.	24,200	652,674
First Bank	19,300	208,054
First Busey Corp.	42,335	813,679
First Business Financial Services, Inc.	6,800	204,068
First Commonwealth Financial Corp.	84,339	1,029,779
First Community Bankshares, Inc.	14,534	428,026
First Community Corp.	6,400	110,528
First Financial Bancorp	77,117	1,511,493
First Financial Bankshares, Inc.	106,084	2,664,830
First Financial Corp.	9,269	313,385
First Foundation, Inc.	41,805	254,174
First Interstate BancSystem, Inc. Class A	67,043	1,672,052
First Merchants Corp.	47,368	1,317,778
First Mid Bancshares, Inc.	15,513	412,025
First of Long Island Corp.	17,854	205,500
†First Western Financial, Inc.	7,100	128,865
Five Star Bancorp	10,600	212,636
Flushing Financial Corp.	23,297	305,890
FS Bancorp, Inc.	5,500	162,250
Fulton Financial Corp.	134,200	1,625,162
†FVCBankcorp, Inc.	13,850	177,419
German American Bancorp, Inc.	22,577	611,611
Glacier Bancorp, Inc.	90,782	2,587,287
Great Southern Bancorp, Inc.	7,770	372,338
Greene County Bancorp, Inc.	6,000	144,300
Guaranty Bancshares, Inc.	7,128	204,502
Hancock Whitney Corp.	70,575	2,610,569
Hanmi Financial Corp.	24,642	399,940
HarborOne Bancorp, Inc.	34,958	332,800
HBT Financial, Inc.	11,000	200,640
Heartland Financial USA, Inc.	34,138	1,004,681
Heritage Commerce Corp.	48,038	406,882
Heritage Financial Corp.	28,155	459,208
Hilltop Holdings, Inc.	37,775	1,071,299
Hingham Institution For Savings The	1,160	216,630
Home Bancorp, Inc.	6,274	199,952
Home BancShares, Inc.	156,428	3,275,602
HomeStreet, Inc.	14,829	115,518
HomeTrust Bancshares, Inc.	12,741	276,097
Hope Bancorp, Inc.	94,958	840,378
Horizon Bancorp, Inc.	34,482	368,268
Independent Bank Corp.	52,004	2,057,525
Independent Bank Group, Inc.	29,760	1,177,008
LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
International Bancshares Corp.	44,364	$1,922,736
John Marshall Bancorp, Inc.	10,500	187,425
Kearny Financial Corp.	45,637	316,264
Lakeland Bancorp, Inc.	50,778	640,818
Lakeland Financial Corp.	20,717	983,229
LCNB Corp.	9,500	135,565
Live Oak Bancshares, Inc.	27,400	793,230
Luther Burbank Corp.	7,400	62,160
Macatawa Bank Corp.	22,745	203,795
MainStreet Bancshares, Inc.	5,800	119,132
Mercantile Bank Corp.	12,933	399,759
Metrocity Bankshares, Inc.	16,100	316,848
†Metropolitan Bank Holding Corp.	8,400	304,752
Mid Penn Bancorp, Inc.	11,500	231,495
Middlefield Banc Corp.	6,800	172,788
Midland States Bancorp, Inc.	17,104	351,316
MidWestOne Financial Group, Inc.	12,242	248,880
MVB Financial Corp.	9,600	216,768
National Bank Holdings Corp. Class A	29,352	873,516
National Bankshares, Inc.	5,100	127,704
NBT Bancorp, Inc.	38,039	1,205,456
Nicolet Bankshares, Inc.	10,400	725,712
Northeast Bank	5,400	238,140
Northeast Community Bancorp, Inc.	10,200	150,552
Northfield Bancorp, Inc.	35,356	334,114
Northrim BanCorp, Inc.	4,500	178,290
Northwest Bancshares, Inc.	101,709	1,040,483
Norwood Financial Corp.	6,200	159,712
Oak Valley Bancorp	5,500	137,940
OceanFirst Financial Corp.	46,967	679,612
OFG Bancorp	38,688	1,155,224
Old National Bancorp	238,604	3,469,302
Old Second Bancorp, Inc.	34,346	467,449
Orange County Bancorp, Inc.	4,400	189,948
Origin Bancorp, Inc.	23,400	675,558
Orrstown Financial Services, Inc.	9,400	197,494
Pacific Premier Bancorp, Inc.	78,482	1,707,768
PacWest Bancorp	95,900	758,569
Park National Corp.	11,876	1,122,520
Parke Bancorp, Inc.	9,300	151,497
Pathward Financial, Inc.	21,800	1,004,762
PCB Bancorp	9,600	148,320
Peapack-Gladstone Financial Corp.	13,991	358,869
Penns Woods Bancorp, Inc.	6,200	130,696
Peoples Bancorp, Inc.	26,840	681,199
Peoples Financial Services Corp.	6,177	247,698
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Pioneer Bancorp, Inc.	12,000	$102,480
Plumas Bancorp	4,700	160,458
†Ponce Financial Group, Inc.	17,600	137,632
Preferred Bank	11,146	693,839
Premier Financial Corp.	28,875	492,608
Primis Financial Corp.	18,300	149,145
Princeton Bancorp, Inc.	4,600	133,354
Provident Financial Services, Inc.	60,751	928,883
QCR Holdings, Inc.	13,300	645,316
RBB Bancorp	14,532	185,719
Red River Bancshares, Inc.	4,100	188,436
Renasant Corp.	46,008	1,204,950
Republic Bancorp, Inc. Class A	7,125	313,856
S&T Bancorp, Inc.	32,524	880,750
Sandy Spring Bancorp, Inc.	37,017	793,274
Seacoast Banking Corp. of Florida	67,431	1,480,785
ServisFirst Bancshares, Inc.	41,500	2,165,055
Shore Bancshares, Inc.	26,044	273,983
Sierra Bancorp	11,666	221,187
Simmons First National Corp. Class A	101,770	1,726,019
SmartFinancial, Inc.	12,900	275,673
South Plains Financial, Inc.	9,877	261,148
†Southern First Bancshares, Inc.	6,415	172,820
Southern Missouri Bancorp, Inc.	6,998	270,753
Southern States Bancshares, Inc.	6,300	142,317
Southside Bancshares, Inc.	23,667	679,243
SouthState Corp.	62,305	4,196,865
Stellar Bancorp, Inc.	39,110	833,825
†Sterling Bancorp, Inc.	20,300	118,552
Stock Yards Bancorp, Inc.	21,932	861,708
Summit Financial Group, Inc.	9,558	215,437
†Texas Capital Bancshares, Inc.	38,900	2,291,210
†Third Coast Bancshares, Inc.	10,500	179,550
Timberland Bancorp, Inc.	6,100	165,310
Tompkins Financial Corp.	11,559	566,275
Towne Bank	57,237	1,312,444
TriCo Bancshares	25,913	829,993
†Triumph Financial, Inc.	18,000	1,166,220
TrustCo Bank Corp.	15,200	414,808
Trustmark Corp.	49,279	1,070,833
UMB Financial Corp.	35,982	2,232,683
United Bankshares, Inc.	106,578	2,940,487
United Community Banks, Inc.	95,396	2,424,012
Unity Bancorp, Inc.	6,000	140,580
Univest Financial Corp.	23,720	412,254
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†USCB Financial Holdings, Inc.	9,900	$104,049
Valley National Bancorp	351,376	3,007,779
Veritex Holdings, Inc.	43,182	775,117
Virginia National Bankshares Corp.	3,900	118,365
Washington Federal, Inc.	53,600	1,373,232
Washington Trust Bancorp, Inc.	14,075	370,595
WesBanco, Inc.	47,495	1,159,828
West BanCorp, Inc.	14,096	229,906
Westamerica BanCorp	21,381	924,728
WSFS Financial Corp.	50,636	1,848,214
		156,016,271
Beverages–0.41%
Coca-Cola Consolidated, Inc.	3,913	2,489,920
†Duckhorn Portfolio, Inc.	35,500	364,230
MGP Ingredients, Inc.	13,200	1,392,336
†National Beverage Corp.	19,334	909,085
Primo Water Corp.	127,100	1,753,980
†Vita Coco Co., Inc.	22,900	596,316
†Zevia PBC Class A	21,200	47,064
		7,552,931
Biotechnology–6.52%
†2seventy bio, Inc.	41,600	163,072
†4D Molecular Therapeutics, Inc.	32,800	417,544
†89bio, Inc.	52,100	804,424
†Aadi Bioscience, Inc.	13,900	67,276
†ACADIA Pharmaceuticals, Inc.	98,500	2,052,740
†ACELYRIN, Inc.	27,000	274,590
†Acrivon Therapeutics, Inc.	7,400	70,744
†Actinium Pharmaceuticals, Inc.	21,800	129,056
†Adicet Bio, Inc.	26,200	35,894
†ADMA Biologics, Inc.	177,900	636,882
†Aerovate Therapeutics, Inc.	8,400	113,988
†Agenus, Inc.	284,200	321,146
†Agios Pharmaceuticals, Inc.	45,600	1,128,600
†Akero Therapeutics, Inc.	41,800	2,114,244
†Aldeyra Therapeutics, Inc.	38,300	255,844
†Alector, Inc.	52,389	339,481
†Alkermes PLC	135,500	3,795,355
†Allakos, Inc.	55,900	126,893
†Allogene Therapeutics, Inc.	67,800	214,926
†Allovir, Inc.	35,600	76,540
†Alpine Immune Sciences, Inc.	26,300	301,135
†Altimmune, Inc.	41,800	108,680
†ALX Oncology Holdings, Inc.	18,200	87,360
†Amicus Therapeutics, Inc.	229,600	2,791,936
†AnaptysBio, Inc.	16,600	298,136
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Anavex Life Sciences Corp.	57,900	$379,245
†Anika Therapeutics, Inc.	12,195	227,193
†Annexon, Inc.	39,000	92,040
†Apogee Therapeutics, Inc.	15,900	338,670
†Arbutus Biopharma Corp.	103,000	209,090
†Arcellx, Inc.	31,300	1,123,044
†Arcturus Therapeutics Holdings, Inc.	19,800	505,890
†Arcus Biosciences, Inc.	43,300	777,235
†Arcutis Biotherapeutics, Inc.	42,500	225,675
†Ardelyx, Inc.	178,400	727,872
†Arrowhead Pharmaceuticals, Inc.	83,332	2,239,131
†ARS Pharmaceuticals, Inc.	19,600	74,088
†Astria Therapeutics, Inc.	21,300	158,898
†Atara Biotherapeutics, Inc.	80,300	118,844
†Aura Biosciences, Inc.	23,000	206,310
†Aurinia Pharmaceuticals, Inc.	112,500	874,125
†Avid Bioservices, Inc.	50,500	476,720
†Avidity Biosciences, Inc.	58,300	371,954
†Avita Medical, Inc.	21,100	308,271
†Beam Therapeutics, Inc.	56,300	1,354,015
†BioAtla, Inc.	37,900	64,430
†BioCryst Pharmaceuticals, Inc.	154,603	1,094,589
†Biohaven Ltd.	47,050	1,223,770
†Biomea Fusion, Inc.	16,600	228,416
†BioVie, Inc.	2,800	9,548
†Bioxcel Therapeutics, Inc.	15,930	40,303
†Bluebird Bio, Inc.	88,100	267,824
†Blueprint Medicines Corp.	50,148	2,518,433
†Bridgebio Pharma, Inc.	93,085	2,454,651
†Cabaletta Bio, Inc.	28,800	438,336
†CareDx, Inc.	42,600	298,200
†Caribou Biosciences, Inc.	63,000	301,140
Carisma Therapeutics, Inc.	22,700	96,021
†Catalyst Pharmaceuticals, Inc.	80,600	942,214
†Celcuity, Inc.	14,700	134,358
†Celldex Therapeutics, Inc.	38,100	1,048,512
†Century Therapeutics, Inc.	22,100	44,200
†Cerevel Therapeutics Holdings, Inc.	50,900	1,111,147
†Cogent Biosciences, Inc.	67,300	656,175
†Coherus Biosciences, Inc.	83,905	313,805
†Compass Therapeutics, Inc.	77,400	152,478
†Crinetics Pharmaceuticals, Inc.	52,668	1,566,346
†Cue Biopharma, Inc.	30,000	69,000
†Cullinan Oncology, Inc.	21,200	191,860
†Cytokinetics, Inc.	76,666	2,258,580
†Day One Biopharmaceuticals, Inc.	51,900	636,813
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Deciphera Pharmaceuticals, Inc.	44,087	$560,787
†Denali Therapeutics, Inc.	97,500	2,011,425
†Design Therapeutics, Inc.	28,100	66,316
†Disc Medicine, Inc.	6,400	300,672
†Dynavax Technologies Corp.	104,815	1,548,118
†Dyne Therapeutics, Inc.	35,100	314,496
†Eagle Pharmaceuticals, Inc.	8,300	130,891
†Editas Medicine, Inc.	68,638	535,376
†Emergent BioSolutions, Inc.	41,448	140,923
†Enanta Pharmaceuticals, Inc.	16,400	183,188
†Entrada Therapeutics, Inc.	18,200	287,560
†EQRx, Inc.	266,300	591,186
†Erasca, Inc.	68,200	134,354
†Fate Therapeutics, Inc.	72,254	153,178
†Fennec Pharmaceuticals, Inc.	14,900	111,899
†FibroGen, Inc.	74,700	64,459
†Foghorn Therapeutics, Inc.	17,400	87,000
†Genelux Corp.	15,100	369,799
†Generation Bio Co.	39,000	147,810
†Geron Corp.	411,394	872,155
†Graphite Bio, Inc.	26,500	65,720
†Gritstone bio, Inc.	75,600	130,032
†Halozyme Therapeutics, Inc.	105,743	4,039,383
†Heron Therapeutics, Inc.	86,792	89,396
†HilleVax, Inc.	17,600	236,720
†Humacyte, Inc.	51,100	149,723
†Icosavax, Inc.	23,000	178,250
†Ideaya Biosciences, Inc.	44,600	1,203,308
†IGM Biosciences, Inc.	10,200	85,170
†Immuneering Corp. Class A	17,200	132,096
†ImmunityBio, Inc.	91,800	155,142
†ImmunoGen, Inc.	195,193	3,097,713
†Immunovant, Inc.	44,400	1,704,516
†Inhibrx, Inc.	28,300	519,305
†Inozyme Pharma, Inc.	28,500	119,700
†Insmed, Inc.	107,100	2,704,275
†Intellia Therapeutics, Inc.	71,700	2,267,154
†Intercept Pharmaceuticals, Inc.	19,900	368,946
†Iovance Biotherapeutics, Inc.	189,700	863,135
†Ironwood Pharmaceuticals, Inc.	114,772	1,105,254
†iTeos Therapeutics, Inc.	20,000	219,000
†Janux Therapeutics, Inc.	14,400	145,152
†KalVista Pharmaceuticals, Inc.	20,500	197,415
†Karyopharm Therapeutics, Inc.	94,162	126,177
†Keros Therapeutics, Inc.	18,400	586,592
†Kezar Life Sciences, Inc.	59,700	71,043
†Kiniksa Pharmaceuticals Ltd. Class A	25,700	446,409
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kodiak Sciences, Inc.	27,015	$48,627
†Krystal Biotech, Inc.	17,800	2,064,800
†Kura Oncology, Inc.	53,899	491,559
†Kymera Therapeutics, Inc.	31,900	443,410
†Larimar Therapeutics, Inc.	21,300	84,135
†Lexicon Pharmaceuticals, Inc.	76,516	83,402
†Lineage Cell Therapeutics, Inc.	111,300	131,334
†Lyell Immunopharma, Inc.	143,900	211,533
†MacroGenics, Inc.	50,800	236,728
†Madrigal Pharmaceuticals, Inc.	11,235	1,640,759
†MannKind Corp.	209,300	864,409
†MeiraGTx Holdings plc	28,192	138,423
†Merrimack Pharmaceuticals, Inc.	8,000	98,640
†Mersana Therapeutics, Inc.	82,200	104,394
†MiMedx Group, Inc.	94,000	685,260
†Mineralys Therapeutics, Inc.	11,700	111,267
†Mirum Pharmaceuticals, Inc.	20,200	638,320
†Monte Rosa Therapeutics, Inc.	25,900	124,061
†Morphic Holding, Inc.	28,100	643,771
†Myriad Genetics, Inc.	66,600	1,068,264
†Nkarta, Inc.	26,700	37,113
†Novavax, Inc.	73,600	532,864
†Nurix Therapeutics, Inc.	39,000	306,540
†Nuvalent, Inc. Class A	19,700	905,609
†Nuvectis Pharma, Inc.	5,700	73,473
†Ocean Biomedical, Inc.	6,900	26,910
†Olema Pharmaceuticals, Inc.	22,900	282,815
†Omega Therapeutics, Inc.	20,800	44,720
†Organogenesis Holdings, Inc.	56,800	180,624
†ORIC Pharmaceuticals, Inc.	33,500	202,675
†Outlook Therapeutics, Inc.	134,482	29,721
†Ovid therapeutics, Inc.	51,500	197,760
†PDS Biotechnology Corp.	23,500	118,675
†PepGen, Inc.	12,100	61,468
†PMV Pharmaceuticals, Inc.	32,400	198,936
†Point Biopharma Global, Inc.	74,000	493,580
†Poseida Therapeutics, Inc.	57,800	137,564
†Precigen, Inc.	115,600	164,152
†Prelude Therapeutics, Inc.	9,400	29,046
†Prime Medicine, Inc.	33,200	316,728
†ProKidney Corp.	36,600	167,628
†Protagonist Therapeutics, Inc.	44,600	743,928
†Protalix BioTherapeutics, Inc.	44,200	73,372
†Prothena Corp. PLC	34,100	1,645,325
†PTC Therapeutics, Inc.	57,524	1,289,113
†Rallybio Corp.	25,885	87,232
†RAPT Therapeutics, Inc.	25,300	420,486
LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Recursion Pharmaceuticals, Inc. Class A	110,300	$843,795
†REGENXBIO, Inc.	33,400	549,764
†Relay Therapeutics, Inc.	74,600	627,386
†Reneo Pharmaceuticals, Inc.	8,100	61,682
†Replimune Group, Inc.	32,776	560,797
†REVOLUTION Medicines, Inc.	82,400	2,280,832
†Rhythm Pharmaceuticals, Inc.	41,500	951,388
†Rigel Pharmaceuticals, Inc.	147,363	159,152
†Rocket Pharmaceuticals, Inc.	46,300	948,687
†Sage Therapeutics, Inc.	43,500	895,230
†Sana Biotechnology, Inc.	77,300	299,151
†Sangamo Therapeutics, Inc.	120,289	72,149
†Savara, Inc.	64,200	242,676
†Scholar Rock Holding Corp.	36,800	261,280
†Selecta Biosciences, Inc.	99,800	105,788
†Seres Therapeutics, Inc.	80,000	190,400
†SpringWorks Therapeutics, Inc.	48,300	1,116,696
†Stoke Therapeutics, Inc.	23,000	90,620
†Summit Therapeutics, Inc.	98,100	183,447
†Sutro Biopharma, Inc.	50,100	173,847
†Syndax Pharmaceuticals, Inc.	53,706	779,811
†Tango Therapeutics, Inc.	38,400	432,384
†Tenaya Therapeutics, Inc.	38,100	97,155
†TG Therapeutics, Inc.	113,500	948,860
†Travere Therapeutics, Inc.	59,800	534,612
†Twist Bioscience Corp.	46,900	950,194
†Tyra Biosciences, Inc.	11,700	161,109
†UroGen Pharma Ltd.	16,400	229,764
†Vanda Pharmaceuticals, Inc.	47,181	203,822
†Vaxcyte, Inc.	76,900	3,920,362
†Vaxxinity, Inc. Class A	37,900	51,923
†Vera Therapeutics, Inc.	28,200	386,622
†Veracyte, Inc.	59,700	1,333,101
†Vericel Corp.	39,600	1,327,392
†Verve Therapeutics, Inc.	42,000	556,920
†Vigil Neuroscience, Inc.	13,600	73,304
†Viking Therapeutics, Inc.	77,800	861,246
†Vir Biotechnology, Inc.	68,600	642,782
†Viridian Therapeutics, Inc.	34,600	530,764
†Vor BioPharma, Inc.	32,900	69,748
†Voyager Therapeutics, Inc.	26,300	203,825
†X4 Pharmaceuticals, Inc.	103,700	113,033
†Xencor, Inc.	47,500	957,125
†XOMA Corp.	6,300	88,767
†Y-mAbs Therapeutics, Inc.	30,400	165,680
†Zentalis Pharmaceuticals, Inc.	48,000	962,880
†Zura Bio Ltd.	6,200	40,920
†Zymeworks, Inc.	44,300	280,862
		121,495,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail–0.08%
Big Lots, Inc.	22,700	$115,997
†ContextLogic, Inc. Class A	17,184	75,781
Dillard's, Inc. Class A	2,900	959,349
†Savers Value Village, Inc.	21,100	393,937
		1,545,064
Building Products–1.83%
AAON, Inc.	54,775	3,115,054
†American Woodmark Corp.	13,375	1,011,284
Apogee Enterprises, Inc.	18,147	854,361
AZZ, Inc.	20,627	940,179
CSW Industrials, Inc.	12,700	2,225,548
†Gibraltar Industries, Inc.	25,191	1,700,644
Griffon Corp.	36,131	1,433,317
Insteel Industries, Inc.	15,139	491,412
†Janus International Group, Inc.	66,500	711,550
†JELD-WEN Holding, Inc.	70,000	935,200
†Masonite International Corp.	18,088	1,686,163
†Masterbrand, Inc.	107,300	1,303,695
†PGT Innovations, Inc.	46,195	1,281,911
Quanex Building Products Corp.	27,952	787,408
†Resideo Technologies, Inc.	120,800	1,908,640
Simpson Manufacturing Co., Inc.	34,989	5,241,702
UFP Industries, Inc.	48,910	5,008,384
Zurn Elkay Water Solutions Corp.	120,564	3,378,203
		34,014,655
Capital Markets–1.39%
†AlTi Global, Inc.	17,600	122,496
Artisan Partners Asset Management, Inc. Class A	49,700	1,859,774
†AssetMark Financial Holdings, Inc.	18,100	453,948
†Avantax, Inc.	31,668	810,067
B Riley Financial, Inc.	15,023	615,793
†Bakkt Holdings, Inc.	57,700	67,509
BGC Group, Inc. Class A	259,600	1,370,688
Brightsphere Investment Group, Inc.	27,317	529,677
Cohen & Steers, Inc.	21,069	1,320,816
Diamond Hill Investment Group, Inc.	2,332	393,105
†Donnelley Financial Solutions, Inc.	20,800	1,170,624
†Forge Global Holdings, Inc.	93,300	189,399
GCM Grosvenor, Inc. Class A	34,000	263,840
Hamilton Lane, Inc. Class A	29,700	2,686,068
MarketWise, Inc.	25,600	40,960
Moelis & Co. Class A	54,400	2,455,072
†Open Lending Corp. Class A	80,000	585,600
P10, Inc. Class A	36,800	428,720
LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Patria Investments Ltd. Class A	41,700	$607,986
Perella Weinberg Partners Class A	36,700	373,606
Piper Sandler Cos.	14,068	2,044,221
PJT Partners, Inc. Class A	19,300	1,533,192
Sculptor Capital Management, Inc.	17,100	198,360
Silvercrest Asset Management Group, Inc. Class A	8,500	134,895
StepStone Group, Inc. Class A	43,700	1,380,046
†StoneX Group, Inc.	14,524	1,407,666
Value Line, Inc.	700	30,604
Victory Capital Holdings, Inc. Class A	22,200	740,148
Virtus Investment Partners, Inc.	5,732	1,157,807
WisdomTree, Inc.	115,408	807,856
		25,780,543
Chemicals–1.88%
AdvanSix, Inc.	21,900	680,652
American Vanguard Corp.	21,395	233,847
†Aspen Aerogels, Inc.	41,400	356,040
Avient Corp.	73,571	2,598,528
Balchem Corp.	26,009	3,226,156
Cabot Corp.	45,100	3,124,077
Chase Corp.	6,339	806,511
†Core Molding Technologies, Inc.	5,400	153,846
†Danimer Scientific, Inc.	75,900	157,113
†Ecovyst, Inc.	79,900	786,216
FutureFuel Corp.	22,108	158,514
Hawkins, Inc.	15,636	920,179
HB Fuller Co.	44,009	3,019,457
†Ingevity Corp.	30,353	1,445,106
Innospec, Inc.	20,304	2,075,069
†Intrepid Potash, Inc.	9,300	233,988
Koppers Holdings, Inc.	16,560	654,948
Kronos Worldwide, Inc.	17,689	137,090
†Livent Corp.	148,000	2,724,680
†LSB Industries, Inc.	43,900	449,097
Mativ Holdings, Inc.	45,279	645,678
Minerals Technologies, Inc.	26,864	1,471,073
†Origin Materials, Inc.	86,000	110,080
Orion SA	45,295	963,878
†Perimeter Solutions SA	125,700	570,678
†PureCycle Technologies, Inc.	95,800	537,438
Quaker Chemical Corp.	11,213	1,794,080
†Rayonier Advanced Materials, Inc.	50,900	180,186
Sensient Technologies Corp.	34,195	1,999,724
Stepan Co.	17,270	1,294,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Trinseo PLC	29,400	$240,198
Tronox Holdings PLC Class A	97,000	1,303,680
Valhi, Inc.	2,100	27,846
		35,080,385
Commercial Services & Supplies–1.57%
ABM Industries, Inc.	53,823	2,153,458
ACCO Brands Corp.	76,824	440,970
†ACV Auctions, Inc. Class A	104,500	1,586,310
Aris Water Solutions, Inc. Class A	24,500	244,510
†BrightView Holdings, Inc.	35,900	278,225
Brink's Co.	37,760	2,742,886
†Casella Waste Systems, Inc. Class A	45,834	3,497,134
†CECO Environmental Corp.	23,400	373,698
†Cimpress PLC	14,734	1,031,527
CompX International, Inc.	1,538	28,591
†CoreCivic, Inc.	93,600	1,053,000
Deluxe Corp.	35,340	667,572
Ennis, Inc.	21,062	446,936
†Enviri Corp.	65,600	473,632
†GEO Group, Inc.	99,826	816,577
Healthcare Services Group, Inc.	62,281	649,591
†Heritage-Crystal Clean, Inc.	14,654	664,559
HNI Corp.	37,735	1,306,763
Interface, Inc.	47,721	468,143
†LanzaTech Global, Inc.	16,500	77,055
†Li-Cycle Holdings Corp.	112,800	400,440
†Liquidity Services, Inc.	19,473	343,114
Matthews International Corp. Class A	24,810	965,357
MillerKnoll, Inc.	63,005	1,540,472
†Montrose Environmental Group, Inc.	23,200	678,832
NL Industries, Inc.	8,636	41,021
†OPENLANE, Inc.	87,500	1,305,500
†Performant Financial Corp.	57,000	128,820
Pitney Bowes, Inc.	140,700	424,914
†Quad/Graphics, Inc.	25,900	130,277
†SP Plus Corp.	15,697	566,662
Steelcase, Inc. Class A	73,698	823,207
UniFirst Corp.	12,167	1,983,343
†Viad Corp.	16,513	432,641
VSE Corp.	10,666	537,993
		29,303,730
Communications Equipment–0.69%
ADTRAN Holdings, Inc.	64,748	532,876
†Aviat Networks, Inc.	9,500	296,400
†Calix, Inc.	48,131	2,206,325
†Cambium Networks Corp.	9,400	68,902
†Clearfield, Inc.	10,800	309,528
LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†CommScope Holding Co., Inc.	171,000	$574,560
Comtech Telecommunications Corp.	22,075	193,156
†Digi International, Inc.	28,743	776,061
†DZS, Inc.	18,200	38,220
†Extreme Networks, Inc.	102,745	2,487,457
†Harmonic, Inc.	89,488	861,770
†Infinera Corp.	160,723	671,822
†KVH Industries, Inc.	15,100	77,010
†NETGEAR, Inc.	22,934	288,739
†NetScout Systems, Inc.	56,556	1,584,699
†Ribbon Communications, Inc.	72,202	193,501
†Viavi Solutions, Inc.	181,500	1,658,910
		12,819,936
Construction & Engineering–1.61%
†Ameresco, Inc. Class A	26,321	1,014,938
†API Group Corp.	170,400	4,418,472
Arcosa, Inc.	39,500	2,840,050
Argan, Inc.	10,424	474,500
†Bowman Consulting Group Ltd.	7,800	218,634
Comfort Systems USA, Inc.	28,836	4,913,943
†Concrete Pumping Holdings, Inc.	22,000	188,760
†Construction Partners, Inc. Class A	33,600	1,228,416
†Dycom Industries, Inc.	23,329	2,076,281
Eneti, Inc.	18,100	182,448
†Fluor Corp.	116,200	4,264,540
Granite Construction, Inc.	35,779	1,360,318
†Great Lakes Dredge & Dock Corp.	53,234	424,275
†IES Holdings, Inc.	6,500	428,155
†INNOVATE Corp.	39,000	63,180
†Limbach Holdings, Inc.	7,200	228,456
†MYR Group, Inc.	13,594	1,831,927
†Northwest Pipe Co.	8,348	251,859
Primoris Services Corp.	43,038	1,408,634
†Southland Holdings, Inc.	2,700	16,389
†Sterling Infrastructure, Inc.	24,500	1,800,260
†Tutor Perini Corp.	35,006	274,097
		29,908,532
Construction Materials–0.30%
†Knife River Corp.	46,100	2,251,063
†Summit Materials, Inc. Class A	97,226	3,027,618
U.S. Lime & Minerals, Inc.	1,687	339,087
		5,617,768
Consumer Finance–0.79%
†Atlanticus Holdings Corp.	3,315	100,478
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	41,500	$1,419,300
†Consumer Portfolio Services, Inc.	8,500	77,095
†Encore Capital Group, Inc.	19,563	934,329
†Enova International, Inc.	24,623	1,252,572
FirstCash Holdings, Inc.	30,624	3,074,037
†Green Dot Corp. Class A	39,202	546,084
†LendingClub Corp.	86,960	530,456
†LendingTree, Inc.	8,500	131,750
Navient Corp.	72,500	1,248,450
Nelnet, Inc. Class A	12,038	1,075,234
†NerdWallet, Inc. Class A	27,300	242,697
†OppFi, Inc.	9,400	23,688
†PRA Group, Inc.	31,523	605,557
†PROG Holdings, Inc.	37,505	1,245,541
Regional Management Corp.	6,143	170,038
†Upstart Holdings, Inc.	58,500	1,669,590
†World Acceptance Corp.	3,001	381,307
		14,728,203
Consumer Staples Distribution & Retail–0.57%
Andersons, Inc.	26,063	1,342,505
†Chefs' Warehouse, Inc.	27,935	591,663
†HF Foods Group, Inc.	32,900	130,613
Ingles Markets, Inc. Class A	11,331	853,564
Natural Grocers by Vitamin Cottage, Inc.	7,089	91,519
PriceSmart, Inc.	21,232	1,580,298
SpartanNash Co.	28,358	623,876
†Sprouts Farmers Market, Inc.	84,300	3,608,040
†United Natural Foods, Inc.	49,399	698,502
Village Super Market, Inc. Class A	7,113	161,039
Weis Markets, Inc.	13,800	869,400
		10,551,019
Containers & Packaging–0.30%
Greif, Inc. Class A	24,417	1,630,221
Myers Industries, Inc.	29,597	530,674
†O-I Glass, Inc.	128,100	2,143,113
Pactiv Evergreen, Inc.	31,500	256,095
†Ranpak Holdings Corp.	35,300	192,032
TriMas Corp.	34,325	849,887
		5,602,022
Distributors–0.01%
Weyco Group, Inc.	5,000	126,750
		126,750
Diversified Consumer Services–1.14%
†2U, Inc.	65,900	162,773
†Adtalem Global Education, Inc.	35,517	1,521,903
Carriage Services, Inc.	10,935	308,914
LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Chegg, Inc.	95,400	$850,968
†Coursera, Inc.	106,700	1,994,223
†Duolingo, Inc.	23,400	3,881,358
†European Wax Center, Inc. Class A	27,000	437,400
†Frontdoor, Inc.	66,900	2,046,471
Graham Holdings Co. Class B	2,900	1,690,700
Laureate Education, Inc. Class A	106,300	1,498,830
†Lincoln Educational Services Corp.	18,800	158,860
†Nerdy, Inc.	48,600	179,820
†OneSpaWorld Holdings Ltd.	69,000	774,180
Perdoceo Education Corp.	55,268	945,083
†Rover Group, Inc.	77,700	486,402
Strategic Education, Inc.	18,735	1,409,809
†Stride, Inc.	34,600	1,558,038
†Udemy, Inc.	70,000	665,000
†Universal Technical Institute, Inc.	25,600	214,528
†WW International, Inc.	44,700	494,829
		21,280,089
Diversified REITs–0.61%
Alexander & Baldwin, Inc.	60,608	1,013,972
Alpine Income Property Trust, Inc.	10,800	176,688
American Assets Trust, Inc.	40,673	791,090
Armada Hoffler Properties, Inc.	54,700	560,128
Broadstone Net Lease, Inc.	152,100	2,175,030
CTO Realty Growth, Inc.	18,342	297,324
Empire State Realty Trust, Inc. Class A	111,200	894,048
Essential Properties Realty Trust, Inc.	128,135	2,771,560
Gladstone Commercial Corp.	34,105	414,717
Global Net Lease, Inc.	158,628	1,524,415
NexPoint Diversified Real Estate Trust	27,312	237,887
One Liberty Properties, Inc.	14,207	268,086
†Star Holdings	10,422	130,483
		11,255,428
Diversified Telecommunication Services–0.41%
†Anterix, Inc.	10,500	329,490
†AST SpaceMobile, Inc.	68,300	259,540
ATN International, Inc.	8,792	277,476
†Bandwidth, Inc. Class A	19,100	215,257
†Charge Enterprises, Inc.	115,700	57,526
Cogent Communications Holdings, Inc.	35,204	2,179,128
†Consolidated Communications Holdings, Inc.	62,155	212,570
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†EchoStar Corp. Class A	28,000	$469,000
†Globalstar, Inc.	568,300	744,473
†IDT Corp. Class B	12,800	282,240
†Liberty Latin America Ltd. Class A	146,971	1,199,283
†Lumen Technologies, Inc.	816,900	1,159,998
†Ooma, Inc.	19,294	251,015
		7,636,996
Electric Utilities–0.73%
ALLETE, Inc.	46,973	2,480,174
Genie Energy Ltd. Class B	16,600	244,518
MGE Energy, Inc.	29,615	2,028,924
Otter Tail Corp.	33,581	2,549,470
PNM Resources, Inc.	69,736	3,110,923
Portland General Electric Co.	79,200	3,206,016
		13,620,025
Electrical Equipment–1.53%
Allient, Inc.	11,100	343,212
†Amprius Technologies, Inc.	4,300	20,382
†Array Technologies, Inc.	123,200	2,733,808
†Atkore, Inc.	31,500	4,699,485
†Babcock & Wilcox Enterprises, Inc.	51,700	217,657
†Blink Charging Co.	35,800	109,548
†Bloom Energy Corp. Class A	158,300	2,099,058
†Dragonfly Energy Holdings Corp.	12,400	19,096
Encore Wire Corp.	13,026	2,376,724
†Energy Vault Holdings, Inc.	81,100	206,805
EnerSys	33,622	3,182,995
†Enovix Corp.	113,500	1,424,425
†Eos Energy Enterprises, Inc.	90,500	194,575
†ESS Tech, Inc.	77,200	145,136
†Fluence Energy, Inc.	32,200	740,278
†FTC Solar, Inc.	52,000	66,560
†FuelCell Energy, Inc.	339,700	434,816
GrafTech International Ltd.	159,100	609,353
LSI Industries, Inc.	20,100	319,188
†NEXTracker, Inc. Class A	40,400	1,622,464
†NuScale Power Corp.	41,600	203,840
Powell Industries, Inc.	7,408	614,123
Preformed Line Products Co.	2,086	339,142
†SES AI Corp.	104,900	238,123
†Shoals Technologies Group, Inc. Class A	139,500	2,545,875
†SKYX Platforms Corp.	47,400	67,308
†Stem, Inc.	120,500	510,920
†SunPower Corp.	69,900	431,283
†Thermon Group Holdings, Inc.	27,660	759,820
†TPI Composites, Inc.	34,200	90,630
LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Vicor Corp.	18,471	$1,087,757
		28,454,386
Electronic Equipment, Instruments & Components–2.72%
†908 Devices, Inc.	18,100	120,546
Advanced Energy Industries, Inc.	30,579	3,153,306
†Aeva Technologies, Inc.	77,400	59,203
†Akoustis Technologies, Inc.	56,700	42,689
†Arlo Technologies, Inc.	72,315	744,845
Badger Meter, Inc.	23,922	3,441,658
Bel Fuse, Inc. Class B	8,300	396,076
Belden, Inc.	34,642	3,344,685
Benchmark Electronics, Inc.	28,466	690,585
Climb Global Solutions, Inc.	3,000	129,030
CTS Corp.	25,411	1,060,655
†Daktronics, Inc.	31,000	276,520
†ePlus, Inc.	21,516	1,366,696
†Evolv Technologies Holdings, Inc.	92,500	449,550
†Fabrinet	29,956	4,991,269
†FARO Technologies, Inc.	15,799	240,619
†Insight Enterprises, Inc.	23,403	3,405,137
†Iteris, Inc.	33,600	139,104
†Itron, Inc.	37,600	2,277,808
†Kimball Electronics, Inc.	20,275	555,130
†Knowles Corp.	74,206	1,098,991
†Lightwave Logic, Inc.	95,000	424,650
†Luna Innovations, Inc.	26,000	152,360
Methode Electronics, Inc.	29,366	671,013
†MicroVision, Inc.	145,500	318,645
†Mirion Technologies, Inc.	163,800	1,223,586
Napco Security Technologies, Inc.	26,200	582,950
†nLight, Inc.	37,300	387,920
†Novanta, Inc.	29,163	4,183,141
†OSI Systems, Inc.	12,868	1,518,939
†PAR Technology Corp.	22,100	851,734
PC Connection, Inc.	9,124	487,039
†Plexus Corp.	22,263	2,070,014
†Presto Automation, Inc.	2,400	3,432
Richardson Electronics Ltd.	9,000	98,370
†Rogers Corp.	14,052	1,847,416
†Sanmina Corp.	47,595	2,583,457
†ScanSource, Inc.	20,837	631,569
†SmartRent, Inc.	152,500	398,025
†TTM Technologies, Inc.	84,750	1,091,580
Vishay Intertechnology, Inc.	104,921	2,593,647
†Vishay Precision Group, Inc.	9,972	334,860
†Vuzix Corp.	49,600	180,048
		50,618,497
Energy Equipment & Services–2.98%
Archrock, Inc.	114,402	1,441,465
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Atlas Energy Solutions, Inc. Class A	13,200	$293,436
†Borr Drilling Ltd.	179,100	1,271,610
†Bristow Group, Inc.	19,573	551,372
Cactus, Inc. Class A	53,100	2,666,151
ChampionX Corp.	162,200	5,777,564
Core Laboratories, Inc.	37,900	909,979
†Diamond Offshore Drilling, Inc.	84,000	1,233,120
†DMC Global, Inc.	16,388	401,014
†Dril-Quip, Inc.	28,100	791,577
†Expro Group Holdings NV	72,266	1,678,739
†Forum Energy Technologies, Inc.	8,500	204,170
†Helix Energy Solutions Group, Inc.	118,156	1,319,803
Helmerich & Payne, Inc.	79,400	3,347,504
†KLX Energy Services Holdings, Inc.	10,700	126,795
†Kodiak Gas Services, Inc.	12,500	223,500
Liberty Energy, Inc. Class A	135,300	2,505,756
†Mammoth Energy Services, Inc.	21,300	98,832
†Nabors Industries Ltd.	7,514	925,274
†Newpark Resources, Inc.	60,041	414,883
Noble Corp. PLC	90,700	4,593,955
†Oceaneering International, Inc.	82,800	2,129,616
†Oil States International, Inc.	51,600	431,892
Patterson-UTI Energy, Inc.	287,989	3,985,768
†ProFrac Holding Corp. Class A	19,500	212,160
†ProPetro Holding Corp.	80,800	858,904
Ranger Energy Services, Inc.	13,200	187,176
RPC, Inc.	68,100	608,814
†SEACOR Marine Holdings, Inc.	21,500	298,420
†Seadrill Ltd.	41,100	1,840,869
Select Water Solutions, Inc. Class A	69,600	553,320
Solaris Oilfield Infrastructure, Inc. Class A	28,200	300,612
†TETRA Technologies, Inc.	105,400	672,452
†Tidewater, Inc.	38,911	2,765,405
†U.S. Silica Holdings, Inc.	62,283	874,453
†Valaris Ltd.	50,000	3,749,000
†Weatherford International PLC	58,000	5,239,140
		55,484,500
Entertainment–0.42%
†Atlanta Braves Holdings, Inc. Class A	44,900	1,632,667
†Cinemark Holdings, Inc.	91,200	1,673,520
†IMAX Corp.	36,200	699,384
LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Lions Gate Entertainment Corp. Class A	143,200	$1,155,715
†Loop Media, Inc.	30,700	15,258
†Madison Square Garden Entertainment Corp.	35,772	1,177,256
Marcus Corp.	19,434	301,227
†Playstudios, Inc.	68,400	217,512
†Reservoir Media, Inc.	16,300	99,430
†Sphere Entertainment Co.	21,072	783,036
†Vivid Seats, Inc. Class A	19,900	127,758
		7,882,763
Financial Services–2.29%
†Acacia Research Corp.	28,900	105,485
Alerus Financial Corp.	14,000	254,520
A-Mark Precious Metals, Inc.	15,300	448,749
†AvidXchange Holdings, Inc.	122,800	1,164,144
Banco Latinoamericano de Comercio Exterior SA	23,158	490,949
†Cannae Holdings, Inc.	57,600	1,073,664
†Cantaloupe, Inc.	46,200	288,750
Cass Information Systems, Inc.	11,415	425,209
Compass Diversified Holdings	51,100	959,147
Enact Holdings, Inc.	25,400	691,642
Essent Group Ltd.	86,209	4,076,824
EVERTEC, Inc.	54,000	2,007,720
Federal Agricultural Mortgage Corp. Class C	7,574	1,168,668
†Finance of America Cos., Inc. Class A	43,600	55,808
†Flywire Corp.	78,800	2,512,932
†I3 Verticals, Inc. Class A	19,091	403,584
†International Money Express, Inc.	26,000	440,180
Jackson Financial, Inc. Class A	68,100	2,602,782
†Marqeta, Inc. Class A	403,900	2,415,322
Merchants Bancorp	12,714	352,432
†Mr Cooper Group, Inc.	53,402	2,860,211
NewtekOne, Inc.	19,100	281,725
†NMI Holdings, Inc. Class A	66,700	1,806,903
†Ocwen Financial Corp.	5,200	134,576
†Pagseguro Digital Ltd. Class A	161,000	1,386,210
†Payoneer Global, Inc.	215,700	1,320,084
†Paysafe Ltd.	26,684	319,941
†Paysign, Inc.	25,700	50,115
PennyMac Financial Services, Inc.	20,700	1,378,620
†Priority Technology Holdings, Inc.	15,200	49,248
Radian Group, Inc.	128,154	3,217,947
†Remitly Global, Inc.	106,500	2,685,930
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Repay Holdings Corp.	65,200	$494,868
†Security National Financial Corp. Class A	9,345	73,265
†StoneCo Ltd. Class A	236,900	2,527,723
†SWK Holdings Corp.	2,400	37,800
†Velocity Financial, Inc.	7,000	79,100
Walker & Dunlop, Inc.	25,563	1,897,797
Waterstone Financial, Inc.	16,080	176,076
		42,716,650
Food Products–1.18%
Alico, Inc.	6,100	152,256
B&G Foods, Inc.	58,014	573,758
†Benson Hill, Inc.	146,100	48,432
†Beyond Meat, Inc.	50,400	484,848
†BRC, Inc. Class A	30,200	108,418
Calavo Growers, Inc.	14,054	354,582
Cal-Maine Foods, Inc.	31,330	1,516,999
Dole PLC	56,800	657,744
†Forafric Global PLC	4,600	51,934
Fresh Del Monte Produce, Inc.	28,556	737,887
†Hain Celestial Group, Inc.	73,300	760,121
†Hostess Brands, Inc.	108,000	3,597,480
J & J Snack Foods Corp.	12,187	1,994,402
John B Sanfilippo & Son, Inc.	7,402	731,318
Lancaster Colony Corp.	15,854	2,616,386
Limoneira Co.	13,900	212,948
†Mission Produce, Inc.	38,300	370,744
†Seneca Foods Corp. Class A	4,188	225,440
†Simply Good Foods Co.	74,000	2,554,480
†Sovos Brands, Inc.	41,500	935,825
†SunOpta, Inc.	72,000	242,640
†TreeHouse Foods, Inc.	42,500	1,852,150
Utz Brands, Inc.	57,100	766,853
†Vital Farms, Inc.	24,800	287,184
†Westrock Coffee Co.	22,800	202,008
		22,036,837
Gas Utilities–0.92%
Brookfield Infrastructure Corp. Class A	80,250	2,836,035
Chesapeake Utilities Corp.	14,165	1,384,629
New Jersey Resources Corp.	79,097	3,213,711
Northwest Natural Holding Co.	28,719	1,095,917
ONE Gas, Inc.	44,746	3,055,257
RGC Resources, Inc.	7,300	126,290
Southwest Gas Holdings, Inc.	50,322	3,039,952
Spire, Inc.	42,420	2,400,123
		17,151,914
Ground Transportation–0.46%
ArcBest Corp.	19,575	1,989,799
LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Covenant Logistics Group, Inc.	6,800	$298,180
†Daseke, Inc.	34,000	174,420
FTAI Infrastructure, Inc.	81,400	262,108
Heartland Express, Inc.	39,409	578,918
Marten Transport Ltd.	46,994	926,252
†PAM Transportation Services, Inc.	5,100	109,905
†RXO, Inc.	96,300	1,899,999
†TuSimple Holdings, Inc. Class A	136,700	213,252
Universal Logistics Holdings, Inc.	5,697	143,450
Werner Enterprises, Inc.	51,456	2,004,211
		8,600,494
Health Care Equipment & Supplies–2.97%
†Accuray, Inc.	76,700	208,624
†Alphatec Holdings, Inc.	66,400	861,208
†AngioDynamics, Inc.	30,292	221,435
†Artivion, Inc.	32,110	486,788
†AtriCure, Inc.	38,003	1,664,531
Atrion Corp.	1,167	482,169
†Avanos Medical, Inc.	38,900	786,558
†Axogen, Inc.	33,300	166,500
†Axonics, Inc.	39,900	2,239,188
†Beyond Air, Inc.	22,100	51,051
†Butterfly Network, Inc.	115,800	136,644
†Cerus Corp.	145,183	235,196
†ClearPoint Neuro, Inc.	19,700	98,697
CONMED Corp.	24,922	2,513,384
†Cutera, Inc.	13,500	81,270
†CVRx, Inc.	9,300	141,081
Embecta Corp.	48,300	726,915
†Glaukos Corp.	38,445	2,892,986
†Haemonetics Corp.	40,800	3,654,864
†Inari Medical, Inc.	43,900	2,871,060
†Inmode Ltd.	63,000	1,918,980
†Inogen, Inc.	18,990	99,128
†Integer Holdings Corp.	27,025	2,119,571
iRadimed Corp.	6,300	279,531
†iRhythm Technologies, Inc.	25,250	2,380,065
†KORU Medical Systems, Inc.	30,100	81,270
†Lantheus Holdings, Inc.	55,406	3,849,609
LeMaitre Vascular, Inc.	16,298	887,915
†LivaNova PLC	44,196	2,337,084
†Merit Medical Systems, Inc.	46,441	3,205,358
†Nano-X Imaging Ltd.	38,200	250,592
†Neogen Corp.	177,450	3,289,923
†Nevro Corp.	29,000	557,380
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	37,025	1,667,606
†OraSure Technologies, Inc.	60,806	360,580
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Orchestra BioMed Holdings, Inc.	13,100	$114,232
†Orthofix Medical, Inc.	29,318	377,029
†OrthoPediatrics Corp.	12,705	406,560
†Outset Medical, Inc.	40,700	442,816
†Paragon 28, Inc.	35,200	441,760
†PROCEPT BioRobotics Corp.	29,800	977,738
†Pulmonx Corp.	30,200	311,966
†Pulse Biosciences, Inc.	13,600	54,808
†RxSight, Inc.	22,086	615,979
†Sanara Medtech, Inc.	3,100	96,503
†Semler Scientific, Inc.	4,100	104,017
†SI-BONE, Inc.	28,400	603,216
†Sight Sciences, Inc.	18,100	60,997
†Silk Road Medical, Inc.	31,300	469,187
†STAAR Surgical Co.	39,999	1,607,160
†Surmodics, Inc.	11,365	364,703
†Tactile Systems Technology, Inc.	18,700	262,735
†Tela Bio, Inc.	13,300	106,400
†TransMedics Group, Inc.	26,000	1,423,500
†Treace Medical Concepts, Inc.	36,900	483,759
†UFP Technologies, Inc.	5,700	920,265
Utah Medical Products, Inc.	2,915	250,690
†Varex Imaging Corp.	31,500	591,885
†Vicarious Surgical, Inc.	60,300	35,619
†Zimvie, Inc.	21,400	201,374
†Zynex, Inc.	18,260	146,080
		55,275,719
Health Care Providers & Services–2.63%
†23andMe Holding Co. Class A	211,700	206,979
†Accolade, Inc.	54,600	577,668
†AdaptHealth Corp.	79,300	721,630
†Addus HomeCare Corp.	12,800	1,090,432
†Agiliti, Inc.	23,500	152,515
†AirSculpt Technologies, Inc.	10,100	69,084
†Alignment Healthcare, Inc.	68,000	471,920
†AMN Healthcare Services, Inc.	32,374	2,757,617
†Apollo Medical Holdings, Inc.	34,700	1,070,495
†Aveanna Healthcare Holdings, Inc.	42,300	50,337
†Brookdale Senior Living, Inc.	154,800	640,872
†Cano Health, Inc.	197,500	50,086
†CareMax, Inc.	61,900	131,228
†Castle Biosciences, Inc.	20,600	347,934
†Community Health Systems, Inc.	102,800	298,120
†CorVel Corp.	7,086	1,393,462
†Cross Country Healthcare, Inc.	29,217	724,289
†DocGo, Inc.	62,500	333,125
†Enhabit, Inc.	41,200	463,500
LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group, Inc.	44,733	$4,157,038
†Fulgent Genetics, Inc.	17,500	467,950
†Guardant Health, Inc.	92,800	2,750,592
†HealthEquity, Inc.	68,430	4,998,811
†Hims & Hers Health, Inc.	99,600	626,484
†InfuSystem Holdings, Inc.	14,200	136,888
†Innovage Holding Corp.	15,700	94,043
†Invitae Corp.	215,980	130,711
†Joint Corp.	11,700	105,183
†LifeStance Health Group, Inc.	87,400	600,438
†ModivCare, Inc.	10,333	325,593
National HealthCare Corp.	10,275	657,395
National Research Corp.	11,637	516,334
†NeoGenomics, Inc.	104,965	1,291,069
†OPKO Health, Inc.	329,700	527,520
†Option Care Health, Inc.	139,007	4,496,876
†Owens & Minor, Inc.	61,154	988,249
†P3 Health Partners, Inc.	33,000	48,510
Patterson Cos., Inc.	70,000	2,074,800
†Pediatrix Medical Group, Inc.	67,000	851,570
†Pennant Group, Inc.	23,066	256,725
†PetIQ, Inc.	22,600	445,220
†Privia Health Group, Inc.	90,900	2,090,700
†Progyny, Inc.	64,200	2,184,084
†Quipt Home Medical Corp.	30,600	155,754
†RadNet, Inc.	48,500	1,367,215
Select Medical Holdings Corp.	84,467	2,134,481
†Surgery Partners, Inc.	55,000	1,608,750
U.S. Physical Therapy, Inc.	12,049	1,105,255
†Viemed Healthcare, Inc.	26,600	179,018
		48,924,549
Health Care REITs–0.61%
CareTrust REIT, Inc.	82,871	1,698,856
Community Healthcare Trust, Inc.	20,510	609,147
Diversified Healthcare Trust	200,000	388,000
Global Medical REIT, Inc.	51,300	460,161
LTC Properties, Inc.	33,473	1,075,488
National Health Investors, Inc.	33,934	1,742,850
Physicians Realty Trust	196,400	2,394,116
Sabra Health Care REIT, Inc.	188,177	2,623,187
Universal Health Realty Income Trust	10,673	431,509
		11,423,314
Health Care Technology–0.53%
†American Well Corp. Class A	206,200	241,254
†Computer Programs & Systems, Inc.	11,149	177,715
†Definitive Healthcare Corp.	37,100	296,429
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Evolent Health, Inc. Class A	90,800	$2,472,484
†Health Catalyst, Inc.	47,100	476,652
HealthStream, Inc.	19,545	421,781
†Multiplan Corp.	315,100	529,368
†NextGen Healthcare, Inc.	45,828	1,087,499
†OptimizeRx Corp.	13,700	106,586
†Phreesia, Inc.	41,900	782,692
†Schrodinger, Inc.	44,900	1,269,323
†Sharecare, Inc.	256,000	240,742
Simulations Plus, Inc.	12,700	529,590
†Veradigm, Inc.	87,300	1,147,122
		9,779,237
Hotel & Resort REITs–0.83%
Apple Hospitality REIT, Inc.	175,400	2,690,636
Braemar Hotels & Resorts, Inc.	56,200	155,674
Chatham Lodging Trust	39,731	380,226
DiamondRock Hospitality Co.	173,574	1,393,799
Hersha Hospitality Trust Class A	24,941	245,918
Pebblebrook Hotel Trust	98,460	1,338,071
RLJ Lodging Trust	127,655	1,249,743
Ryman Hospitality Properties, Inc.	47,006	3,914,660
Service Properties Trust	133,500	1,026,615
Summit Hotel Properties, Inc.	85,273	494,583
Sunstone Hotel Investors, Inc.	168,992	1,580,075
Xenia Hotels & Resorts, Inc.	90,304	1,063,781
		15,533,781
Hotels, Restaurants & Leisure–2.18%
†Accel Entertainment, Inc. Class A	43,100	471,945
†Bally's Corp.	23,373	306,420
†Biglari Holdings, Inc. Class B	665	110,390
†BJ's Restaurants, Inc.	18,959	444,778
Bloomin' Brands, Inc.	71,152	1,749,628
Bluegreen Vacations Holding Corp.	8,400	308,112
†Bowlero Corp. Class A	23,600	227,032
†Brinker International, Inc.	36,000	1,137,240
†Carrols Restaurant Group, Inc.	29,500	194,405
†Century Casinos, Inc.	23,100	118,503
Cheesecake Factory, Inc.	40,174	1,217,272
†Chuy's Holdings, Inc.	14,932	531,281
Cracker Barrel Old Country Store, Inc.	18,262	1,227,206
†Dave & Buster's Entertainment, Inc.	29,400	1,089,858
†Denny's Corp.	46,656	395,176
Dine Brands Global, Inc.	12,432	614,762
LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
El Pollo Loco Holdings, Inc.	19,300	$172,735
†Everi Holdings, Inc.	68,100	900,282
†Fiesta Restaurant Group, Inc.	14,000	118,440
†First Watch Restaurant Group, Inc.	18,700	323,323
†Full House Resorts, Inc.	27,800	118,706
†Global Business Travel Group I	26,100	143,550
Golden Entertainment, Inc.	16,500	563,970
†Hilton Grand Vacations, Inc.	66,200	2,694,340
†Inspired Entertainment, Inc.	17,600	210,496
International Game Technology PLC	88,500	2,683,320
Jack in the Box, Inc.	17,115	1,181,962
Krispy Kreme, Inc.	69,500	866,665
†Kura Sushi USA, Inc. Class A	4,700	310,764
†Life Time Group Holdings, Inc.	35,400	538,434
†Light & Wonder, Inc. Class A	74,452	5,310,661
†Lindblad Expeditions Holdings, Inc.	28,900	208,080
Monarch Casino & Resort, Inc.	10,884	675,896
†Mondee Holdings, Inc.	38,000	135,660
Nathan's Famous, Inc.	1,900	134,254
†Noodles & Co.	34,500	84,870
†ONE Group Hospitality, Inc.	17,000	93,500
Papa John's International, Inc.	26,722	1,822,975
†PlayAGS, Inc.	28,800	187,776
†Portillo's, Inc. Class A	37,700	580,203
†Potbelly Corp.	20,000	156,000
RCI Hospitality Holdings, Inc.	7,100	430,686
†Red Robin Gourmet Burgers, Inc.	12,800	102,912
Red Rock Resorts, Inc. Class A	38,600	1,582,600
†Rush Street Interactive, Inc.	50,000	231,000
†Sabre Corp.	270,700	1,215,443
†SeaWorld Entertainment, Inc.	29,662	1,371,868
†Shake Shack, Inc. Class A	31,000	1,800,170
†Six Flags Entertainment Corp.	59,700	1,403,547
†Super Group SGHC Ltd.	114,000	420,660
†Sweetgreen, Inc. Class A	78,700	924,725
†Target Hospitality Corp.	24,900	395,412
†Xponential Fitness, Inc. Class A	19,500	302,250
		40,542,143
Household Durables–1.98%
†Beazer Homes USA, Inc.	24,719	615,750
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Cavco Industries, Inc.	7,226	$1,919,659
Century Communities, Inc.	23,138	1,545,156
Cricut, Inc. Class A	40,100	372,529
†Dream Finders Homes, Inc. Class A	18,800	417,924
Ethan Allen Interiors, Inc.	19,132	572,047
†GoPro, Inc. Class A	106,500	334,410
†Green Brick Partners, Inc.	21,382	887,567
†Helen of Troy Ltd.	19,598	2,284,343
Hooker Furnishings Corp.	8,200	159,490
†Hovnanian Enterprises, Inc. Class A	3,900	396,474
Installed Building Products, Inc.	19,318	2,412,625
†iRobot Corp.	22,222	842,214
KB Home	59,036	2,732,186
†Landsea Homes Corp.	9,401	84,515
La-Z-Boy, Inc.	36,033	1,112,699
†Legacy Housing Corp.	7,060	137,034
†LGI Homes, Inc.	17,100	1,701,279
†Lovesac Co.	11,300	225,096
†M/I Homes, Inc.	22,274	1,871,907
MDC Holdings, Inc.	47,731	1,967,949
Meritage Homes Corp.	29,684	3,633,025
Purple Innovation, Inc.	54,411	93,043
†Skyline Champion Corp.	43,634	2,780,358
†Snap One Holdings Corp.	15,400	142,296
†Sonos, Inc.	103,036	1,330,195
†Taylor Morrison Home Corp.	85,700	3,651,677
†Traeger, Inc.	28,800	78,624
†Tri Pointe Homes, Inc.	80,652	2,205,832
†United Homes Group, Inc.	4,700	26,320
†Vizio Holding Corp. Class A	60,600	327,846
†VOXX International Corp.	11,400	90,972
		36,953,041
Household Products–0.32%
†Central Garden & Pet Co.	39,822	1,628,459
Energizer Holdings, Inc.	58,900	1,887,156
Oil-Dri Corp. of America	4,000	247,000
WD-40 Co.	11,038	2,243,363
		6,005,978
Independent Power and Renewable Electricity Producers–0.25%
†Altus Power, Inc.	50,500	265,125
†Montauk Renewables, Inc.	56,000	510,160
Ormat Technologies, Inc.	43,460	3,038,723
†Sunnova Energy International, Inc.	83,200	871,104
		4,685,112
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	22,100	399,568
		399,568
LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.45%
Innovative Industrial Properties, Inc.	23,000	$1,740,180
LXP Industrial Trust	232,786	2,071,796
Plymouth Industrial REIT, Inc.	35,000	733,250
Terreno Realty Corp.	67,034	3,807,531
		8,352,757
Insurance–1.84%
†Ambac Financial Group, Inc.	36,493	440,105
†American Coastal Insurance Corp. Class C	16,400	120,704
†American Equity Investment Life Holding Co.	63,355	3,398,362
AMERISAFE, Inc.	16,099	806,077
Argo Group International Holdings Ltd.	25,967	774,855
†BRP Group, Inc. Class A	47,800	1,110,394
CNO Financial Group, Inc.	92,512	2,195,310
Crawford & Co. Class A	13,000	121,420
Donegal Group, Inc. Class A	12,346	175,992
†eHealth, Inc.	20,719	153,321
Employers Holdings, Inc.	22,227	887,969
†Enstar Group Ltd.	9,811	2,374,262
F&G Annuities & Life, Inc.	14,400	404,064
†Fidelis Insurance Holdings Ltd.	12,400	182,032
†Genworth Financial, Inc. Class A	388,700	2,277,782
†GoHealth, Inc. Class A	3,300	47,817
†Goosehead Insurance, Inc. Class A	17,500	1,304,275
†Greenlight Capital Re Ltd. Class A	21,257	228,300
HCI Group, Inc.	5,307	288,117
†Hippo Holdings, Inc.	7,532	60,030
Horace Mann Educators Corp.	34,431	1,011,583
Investors Title Co.	1,053	155,939
James River Group Holdings Ltd.	29,900	458,965
†Kingsway Financial Services, Inc.	5,600	42,280
†Lemonade, Inc.	41,200	478,744
†Maiden Holdings Ltd.	75,900	133,584
†MBIA, Inc.	38,884	280,354
Mercury General Corp.	21,900	613,857
National Western Life Group, Inc. Class A	1,916	838,231
†NI Holdings, Inc.	7,400	95,238
†Oscar Health, Inc. Class A	127,700	711,289
†Palomar Holdings, Inc.	20,400	1,035,300
ProAssurance Corp.	44,100	833,049
Safety Insurance Group, Inc.	11,699	797,755
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Selective Insurance Group, Inc.	49,107	$5,066,369
†Selectquote, Inc.	113,300	132,561
†SiriusPoint Ltd.	75,600	768,852
†Skyward Specialty Insurance Group, Inc.	19,400	530,784
Stewart Information Services Corp.	21,639	947,788
Tiptree, Inc.	19,646	329,267
†Trupanion, Inc.	33,161	935,140
United Fire Group, Inc.	17,321	342,090
Universal Insurance Holdings, Inc.	20,803	291,658
		34,181,865
Interactive Media & Services–0.69%
†Bumble, Inc. Class A	83,900	1,251,788
†Cargurus, Inc.	79,300	1,389,336
†Cars.com, Inc.	54,900	925,614
†DHI Group, Inc.	34,900	106,794
†Eventbrite, Inc. Class A	62,200	613,292
†EverQuote, Inc. Class A	16,900	122,187
†fuboTV, Inc.	235,400	628,518
†Grindr, Inc.	34,100	196,075
†Liberty TripAdvisor Holdings, Inc. Class B	400	11,744
†MediaAlpha, Inc. Class A	19,860	164,044
†Nextdoor Holdings, Inc.	121,000	220,220
†Outbrain, Inc.	33,800	164,606
†QuinStreet, Inc.	41,411	371,457
Shutterstock, Inc.	19,652	747,758
†System1, Inc.	22,200	26,862
†TrueCar, Inc.	74,300	153,801
†Vimeo, Inc.	122,800	434,712
†Yelp, Inc.	54,700	2,274,973
†Ziff Davis, Inc.	38,187	2,432,130
†ZipRecruiter, Inc. Class A	56,300	675,037
		12,910,948
IT Services–0.45%
†BigBear.ai Holdings, Inc.	21,700	32,767
†BigCommerce Holdings, Inc.	55,100	543,837
†Brightcove, Inc.	33,686	110,827
†DigitalOcean Holdings, Inc.	51,500	1,237,545
†Fastly, Inc. Class A	97,300	1,865,241
†Grid Dynamics Holdings, Inc.	45,600	555,408
Hackett Group, Inc.	21,276	501,901
Information Services Group, Inc.	30,600	134,028
†Perficient, Inc.	27,825	1,609,955
†Rackspace Technology, Inc.	65,400	153,690
†Squarespace, Inc. Class A	35,800	1,037,126
†Thoughtworks Holding, Inc.	76,000	310,080
†Tucows, Inc. Class A	8,000	163,280
LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Unisys Corp.	53,954	$186,141
		8,441,826
Leisure Products–0.44%
Acushnet Holdings Corp.	25,300	1,341,912
†AMMO, Inc.	70,200	141,804
Clarus Corp.	23,724	179,353
Escalade, Inc.	7,200	110,232
†Funko, Inc. Class A	27,000	206,550
†JAKKS Pacific, Inc.	4,700	87,373
Johnson Outdoors, Inc. Class A	4,386	239,870
†Latham Group, Inc.	36,800	103,040
†Malibu Boats, Inc. Class A	16,900	828,438
Marine Products Corp.	7,236	102,824
†MasterCraft Boat Holdings, Inc.	14,700	326,634
Smith & Wesson Brands, Inc.	36,832	475,501
†Solo Brands, Inc. Class A	17,700	90,270
Sturm Ruger & Co., Inc.	14,114	735,622
†Topgolf Callaway Brands Corp.	116,927	1,618,270
†Vista Outdoor, Inc.	46,300	1,533,456
		8,121,149
Life Sciences Tools & Services–0.35%
†Adaptive Biotechnologies Corp.	93,800	511,210
†Akoya Biosciences, Inc.	14,600	67,890
†BioLife Solutions, Inc.	28,200	389,442
†Codexis, Inc.	53,500	101,115
†CryoPort, Inc.	34,200	468,882
†Cytek Biosciences, Inc.	98,300	542,616
†Harvard Bioscience, Inc.	31,500	135,450
†MaxCyte, Inc.	75,200	234,624
Mesa Laboratories, Inc.	4,330	454,953
†NanoString Technologies, Inc.	38,200	65,704
†Nautilus Biotechnology, Inc.	41,900	132,404
†OmniAb, Inc.	75,889	393,864
†Pacific Biosciences of California, Inc.	207,398	1,731,773
†Quanterix Corp.	28,900	784,346
†Quantum-Si, Inc.	83,600	138,776
†Seer, Inc.	48,500	107,185
†SomaLogic, Inc.	123,800	295,882
		6,556,116
Machinery–3.64%
†374Water, Inc.	49,000	60,760
†3D Systems Corp.	105,222	516,640
Alamo Group, Inc.	8,135	1,406,216
Albany International Corp. Class A	25,443	2,195,222
Astec Industries, Inc.	18,669	879,497
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Barnes Group, Inc.	39,754	$1,350,443
†Blue Bird Corp.	14,992	320,079
†Chart Industries, Inc.	35,174	5,948,627
†CIRCOR International, Inc.	16,826	938,050
Columbus McKinnon Corp.	23,508	820,664
†Commercial Vehicle Group, Inc.	25,000	194,000
†Desktop Metal, Inc. Class A	229,838	335,564
Douglas Dynamics, Inc.	18,249	550,755
†Energy Recovery, Inc.	46,100	977,781
Enerpac Tool Group Corp.	45,914	1,213,507
EnPro Industries, Inc.	17,309	2,097,678
ESCO Technologies, Inc.	20,838	2,176,321
Federal Signal Corp.	48,807	2,915,242
Franklin Electric Co., Inc.	37,640	3,358,617
†Gencor Industries, Inc.	7,700	108,801
Gorman-Rupp Co.	18,482	608,058
Greenbrier Cos., Inc.	25,501	1,020,040
Helios Technologies, Inc.	27,128	1,505,061
Hillenbrand, Inc.	56,132	2,374,945
†Hillman Solutions Corp.	160,700	1,325,775
†Hyliion Holdings Corp.	119,800	141,364
Hyster-Yale Materials Handling, Inc.	8,966	399,704
John Bean Technologies Corp.	25,892	2,722,285
Kadant, Inc.	9,499	2,142,499
Kennametal, Inc.	65,500	1,629,640
Lindsay Corp.	9,207	1,083,480
Luxfer Holdings PLC	22,600	294,930
†Manitowoc Co., Inc.	28,075	422,529
†Mayville Engineering Co., Inc.	8,500	93,245
†Microvast Holdings, Inc.	81,000	153,090
Miller Industries, Inc.	9,346	366,457
Mueller Industries, Inc.	45,640	3,430,302
Mueller Water Products, Inc. Class A	126,027	1,598,022
†Nikola Corp.	494,500	776,365
Omega Flex, Inc.	2,689	211,705
Park-Ohio Holdings Corp.	6,500	129,415
†Proto Labs, Inc.	21,143	558,175
REV Group, Inc.	27,900	446,400
Shyft Group, Inc.	29,116	435,867
†SPX Technologies, Inc.	36,400	2,962,960
Standex International Corp.	9,554	1,391,922
Tennant Co.	15,381	1,140,501
Terex Corp.	54,700	3,151,814
†Titan International, Inc.	41,600	558,688
Trinity Industries, Inc.	65,900	1,604,665
†Velo3D, Inc.	71,500	111,540
Wabash National Corp.	39,940	843,533
Watts Water Technologies, Inc. Class A	22,294	3,852,849
		67,852,289
LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation–0.27%
Costamare, Inc.	38,600	$371,332
Eagle Bulk Shipping, Inc.	7,542	316,990
Genco Shipping & Trading Ltd.	35,800	500,842
Golden Ocean Group Ltd.	102,000	803,760
†Himalaya Shipping Ltd.	7,100	34,293
Matson, Inc.	29,000	2,572,880
Pangaea Logistics Solutions Ltd.	26,700	156,996
Safe Bulkers, Inc.	56,600	183,384
		4,940,477
Media–0.65%
†Advantage Solutions, Inc.	72,200	205,048
†AMC Networks, Inc. Class A	25,100	295,678
†Boston Omaha Corp. Class A	18,000	295,020
†Cardlytics, Inc.	27,800	458,700
†Clear Channel Outdoor Holdings, Inc.	307,800	486,324
†Daily Journal Corp.	1,050	308,700
†Emerald Holding, Inc.	11,100	50,172
Entravision Communications Corp. Class A	49,930	182,244
†EW Scripps Co. Class A	47,666	261,210
†Gambling.com Group Ltd.	7,300	95,484
†Gannett Co., Inc.	119,324	292,344
Gray Television, Inc.	66,418	459,612
†iHeartMedia, Inc. Class A	80,900	255,644
†Integral Ad Science Holding Corp.	40,000	475,600
John Wiley & Sons, Inc. Class A	35,600	1,323,252
†Magnite, Inc.	110,242	831,225
†PubMatic, Inc. Class A	36,800	445,280
Scholastic Corp.	22,291	850,179
Sinclair, Inc.	28,100	315,282
†Stagwell, Inc.	64,300	301,567
†TechTarget, Inc.	20,998	637,499
TEGNA, Inc.	164,394	2,395,221
†Thryv Holdings, Inc.	23,900	448,603
Townsquare Media, Inc. Class A	9,100	79,352
†Urban One, Inc.	18,400	92,471
†WideOpenWest, Inc.	43,794	335,024
		12,176,735
Metals & Mining–1.89%
†5E Advanced Materials, Inc.	32,400	73,224
Alpha Metallurgical Resources, Inc.	10,200	2,649,246
Arch Resources, Inc.	14,800	2,525,768
†ATI, Inc.	105,100	4,324,865
Caledonia Mining Corp. PLC	13,000	128,180
Carpenter Technology Corp.	39,200	2,634,632
†Century Aluminum Co.	43,458	312,463
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining, Inc.	258,486	$573,839
Commercial Metals Co.	95,500	4,718,655
Compass Minerals International, Inc.	28,800	804,960
†Constellium SE	102,800	1,870,960
†Contango ORE, Inc.	2,900	52,606
†Dakota Gold Corp.	45,700	117,906
Haynes International, Inc.	10,281	478,272
Hecla Mining Co.	488,976	1,911,896
†i-80 Gold Corp.	150,300	229,959
†Ivanhoe Electric, Inc.	45,700	543,830
Kaiser Aluminum Corp.	13,222	995,088
Materion Corp.	16,884	1,720,648
†NioCorp Developments Ltd.	700	2,541
†Novagold Resources, Inc.	198,300	761,472
Olympic Steel, Inc.	7,906	444,396
†Perpetua Resources Corp.	30,800	100,408
†Piedmont Lithium, Inc.	14,400	571,680
†PolyMet Mining Corp.	24,500	50,960
Ramaco Resources, Inc. Class A	22,320	248,794
Ryerson Holding Corp.	20,025	582,527
Schnitzer Steel Industries, Inc. Class A	21,101	587,663
SunCoke Energy, Inc.	67,444	684,557
†TimkenSteel Corp.	35,000	760,200
Tredegar Corp.	22,530	121,887
Warrior Met Coal, Inc.	42,000	2,145,360
Worthington Industries, Inc.	25,008	1,545,995
		35,275,437
Mortgage Real Estate Investment Trusts (REITs)–1.24%
AFC Gamma, Inc.	13,800	162,012
Angel Oak Mortgage REIT, Inc.	11,600	98,948
Apollo Commercial Real Estate Finance, Inc.	116,581	1,180,966
Arbor Realty Trust, Inc.	149,800	2,273,964
Ares Commercial Real Estate Corp.	42,189	401,639
ARMOUR Residential REIT, Inc.	189,353	804,750
Blackstone Mortgage Trust, Inc. Class A	140,217	3,049,720
BrightSpire Capital, Inc. Class A	106,100	664,186
Chicago Atlantic Real Estate Finance, Inc.	14,300	210,496
Chimera Investment Corp.	193,400	1,055,964
Claros Mortgage Trust, Inc.	75,900	840,972
Dynex Capital, Inc.	44,643	533,037
Ellington Financial, Inc.	53,900	672,133
Franklin BSP Realty Trust, Inc.	68,930	912,633
LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc.	44,900	$219,112
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	85,500	1,812,600
Invesco Mortgage Capital, Inc.	34,553	345,876
KKR Real Estate Finance Trust, Inc.	48,900	580,443
Ladder Capital Corp.	94,389	968,431
MFA Financial, Inc.	86,250	828,863
New York Mortgage Trust, Inc.	76,645	650,716
Nexpoint Real Estate Finance, Inc.	7,800	127,608
Orchid Island Capital, Inc.	32,960	280,490
PennyMac Mortgage Investment Trust	74,021	917,860
Ready Capital Corp.	127,372	1,287,731
Redwood Trust, Inc.	95,725	682,519
TPG RE Finance Trust, Inc.	59,000	397,070
Two Harbors Investment Corp.	80,400	1,064,496
		23,025,235
Multi-Utilities–0.41%
Avista Corp.	61,726	1,998,071
Black Hills Corp.	54,073	2,735,553
NorthWestern Corp.	49,106	2,360,034
Unitil Corp.	13,341	569,794
		7,663,452
Office REITs–0.73%
Brandywine Realty Trust	140,100	636,054
City Office REIT, Inc.	34,800	147,900
Corporate Office Properties Trust	91,700	2,185,211
Douglas Emmett, Inc.	133,900	1,708,564
Easterly Government Properties, Inc.	76,500	874,395
Equity Commonwealth	85,200	1,565,124
Hudson Pacific Properties, Inc.	112,600	748,790
JBG SMITH Properties	90,600	1,310,076
Office Properties Income Trust	40,140	164,574
Orion Office REIT, Inc.	49,700	258,937
Paramount Group, Inc.	152,900	706,398
Peakstone Realty Trust	30,200	502,528
Piedmont Office Realty Trust, Inc. Class A	101,400	569,868
Postal Realty Trust, Inc. Class A	14,700	198,450
SL Green Realty Corp.	53,500	1,995,550
		13,572,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.35%
†Amplify Energy Corp.	30,200	$221,970
Ardmore Shipping Corp.	32,900	428,029
Berry Corp.	61,671	505,702
California Resources Corp.	58,500	3,276,585
†Callon Petroleum Co.	49,300	1,928,616
†Centrus Energy Corp. Class A	10,024	568,962
Chord Energy Corp.	34,102	5,526,911
Civitas Resources, Inc.	56,404	4,561,392
†Clean Energy Fuels Corp.	140,695	538,862
†CNX Resources Corp.	129,800	2,930,884
=†Cobalt International Energy, Inc.	1	0
Comstock Resources, Inc.	75,300	830,559
CONSOL Energy, Inc.	27,200	2,853,552
Crescent Energy Co. Class A	31,480	397,907
CVR Energy, Inc.	24,100	820,123
Delek U.S. Holdings, Inc.	53,962	1,533,061
†Denbury, Inc.	41,800	4,096,818
DHT Holdings, Inc.	113,700	1,171,110
Dorian LPG Ltd.	25,636	736,522
†Earthstone Energy, Inc. Class A	47,200	955,328
†Empire Petroleum Corp.	8,500	81,855
†Encore Energy Corp.	121,300	395,438
†Energy Fuels, Inc.	131,300	1,079,286
Enviva, Inc.	26,500	197,955
Equitrans Midstream Corp.	355,600	3,331,972
Evolution Petroleum Corp.	24,200	165,528
Excelerate Energy, Inc. Class A	15,100	257,304
FLEX LNG Ltd.	24,000	723,840
†Gevo, Inc.	194,400	231,336
Golar LNG Ltd.	82,301	1,996,622
Granite Ridge Resources, Inc.	21,600	131,760
†Green Plains, Inc.	47,493	1,429,539
†Gulfport Energy Corp.	9,000	1,067,940
†Hallador Energy Co.	18,500	266,770
HighPeak Energy, Inc.	8,000	135,040
International Seaways, Inc.	32,936	1,482,120
Kinetik Holdings, Inc. Class A	13,442	453,668
†Kosmos Energy Ltd.	376,500	3,079,770
Magnolia Oil & Gas Corp. Class A	149,400	3,422,754
Matador Resources Co.	92,330	5,491,788
Murphy Oil Corp.	121,100	5,491,885
NACCO Industries, Inc. Class A	3,300	115,731
†NextDecade Corp.	23,400	119,808
Nordic American Tankers Ltd.	165,198	680,616
Northern Oil & Gas, Inc.	66,700	2,683,341
†Overseas Shipholding Group, Inc. Class A	45,000	197,550
LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Par Pacific Holdings, Inc.	45,835	$1,647,310
PBF Energy, Inc. Class A	92,800	4,967,584
Peabody Energy Corp.	101,912	2,648,693
Permian Resources Corp.	226,300	3,159,148
†PrimeEnergy Resources Corp.	500	57,995
†REX American Resources Corp.	12,550	511,036
Riley Exploration Permian, Inc.	6,900	219,351
†Ring Energy, Inc.	83,400	162,630
SandRidge Energy, Inc.	26,200	410,292
Scorpio Tankers, Inc.	40,222	2,176,815
SFL Corp. Ltd.	94,242	1,050,798
†SilverBow Resources, Inc.	13,800	493,626
Sitio Royalties Corp. Class A	65,321	1,581,421
SM Energy Co.	97,800	3,877,770
†Talos Energy, Inc.	91,300	1,500,972
†Teekay Corp.	58,000	357,860
Teekay Tankers Ltd. Class A	19,100	795,133
†Tellurian, Inc.	438,600	508,776
†Uranium Energy Corp.	302,000	1,555,300
VAALCO Energy, Inc.	89,200	391,588
†Verde Clean Fuels, Inc.	3,600	13,572
†Vertex Energy, Inc.	54,100	240,745
†Vital Energy, Inc.	14,100	781,422
Vitesse Energy, Inc.	20,300	464,667
†W&T Offshore, Inc.	75,636	331,286
World Kinect Corp.	50,500	1,132,715
		99,632,614
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	13,851	502,099
†Glatfelter Corp.	37,373	74,746
Sylvamo Corp.	30,300	1,331,382
		1,908,227
Passenger Airlines–0.41%
Allegiant Travel Co.	12,984	997,950
†Blade Air Mobility, Inc.	48,600	125,874
†Frontier Group Holdings, Inc.	29,900	144,716
†Hawaiian Holdings, Inc.	41,525	262,853
†JetBlue Airways Corp.	270,400	1,243,840
†Joby Aviation, Inc.	229,700	1,481,565
†SkyWest, Inc.	35,792	1,501,117
Spirit Airlines, Inc.	90,194	1,488,201
†Sun Country Airlines Holdings, Inc.	30,200	448,168
		7,694,284
Personal Care Products–0.91%
†Beauty Health Co.	65,200	392,504
†BellRing Brands, Inc.	109,200	4,502,316
Edgewell Personal Care Co.	41,600	1,537,536
†elf Beauty, Inc.	43,500	4,777,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†Herbalife Ltd.	80,700	$1,128,993
Inter Parfums, Inc.	14,993	2,014,159
Medifast, Inc.	8,887	665,192
†Nature's Sunshine Products, Inc.	11,840	196,189
Nu Skin Enterprises, Inc. Class A	41,200	873,852
†Thorne HealthTech, Inc.	11,100	113,109
†USANA Health Sciences, Inc.	9,105	533,644
†Waldencast PLC Class A	30,500	287,310
		17,022,409
Pharmaceuticals–1.66%
†Aclaris Therapeutics, Inc.	57,200	391,820
†Amneal Pharmaceuticals, Inc.	100,502	424,118
†Amphastar Pharmaceuticals, Inc.	30,800	1,416,492
†Amylyx Pharmaceuticals, Inc.	42,400	776,344
†ANI Pharmaceuticals, Inc.	12,000	696,720
†Arvinas, Inc.	40,600	797,384
†Assertio Holdings, Inc.	78,700	201,472
†Atea Pharmaceuticals, Inc.	63,300	189,900
†Axsome Therapeutics, Inc.	28,900	2,019,821
†Biote Corp. Class A	11,400	58,368
†Bright Green Corp.	53,100	21,022
†Cara Therapeutics, Inc.	39,200	65,856
†Cassava Sciences, Inc.	32,800	545,792
†Citius Pharmaceuticals, Inc.	102,400	70,083
†Collegium Pharmaceutical, Inc.	27,500	614,625
†Corcept Therapeutics, Inc.	65,202	1,776,429
†CorMedix, Inc.	37,700	139,490
†Cymabay Therapeutics, Inc.	81,300	1,212,183
†Edgewise Therapeutics, Inc.	35,400	202,842
†Enliven Therapeutics, Inc.	19,500	266,370
†Evolus, Inc.	33,700	308,018
†Eyenovia, Inc.	23,300	38,678
†EyePoint Pharmaceuticals, Inc.	22,100	176,579
†Harmony Biosciences Holdings, Inc.	26,400	865,128
†Harrow, Inc.	21,400	307,518
†Ikena Oncology, Inc.	18,400	79,672
†Innoviva, Inc.	48,600	631,314
†Intra-Cellular Therapies, Inc.	76,300	3,974,467
†Ligand Pharmaceuticals, Inc.	13,565	812,815
†Liquidia Corp.	41,100	260,574
†Longboard Pharmaceuticals, Inc.	13,300	73,948
†Marinus Pharmaceuticals, Inc.	41,700	335,685
†NGM Biopharmaceuticals, Inc.	38,300	40,981
LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Nuvation Bio, Inc.	125,200	$167,768
†Ocular Therapeutix, Inc.	65,400	205,356
†Omeros Corp.	51,500	150,380
†Optinose, Inc.	63,700	78,351
†Pacira BioSciences, Inc.	37,175	1,140,529
†Phathom Pharmaceuticals, Inc.	26,100	270,657
Phibro Animal Health Corp. Class A	17,200	219,644
†Pliant Therapeutics, Inc.	47,300	820,182
†Prestige Consumer Healthcare, Inc.	40,555	2,319,340
†Rain Oncology, Inc.	15,000	12,927
†Revance Therapeutics, Inc.	68,500	785,695
†Scilex Holding Co.	43,798	61,318
†scPharmaceuticals, Inc.	24,000	170,880
SIGA Technologies, Inc.	38,188	200,487
†Supernus Pharmaceuticals, Inc.	39,790	1,097,010
†Taro Pharmaceutical Industries Ltd.	6,800	256,428
†Tarsus Pharmaceuticals, Inc.	19,000	337,630
†Terns Pharmaceuticals, Inc.	36,000	181,080
†Theravance Biopharma, Inc.	49,400	426,322
†Theseus Pharmaceuticals, Inc.	16,900	45,461
†Third Harmonic Bio, Inc.	17,400	111,186
†Trevi Therapeutics, Inc.	35,700	77,826
†Ventyx Biosciences, Inc.	38,900	1,350,997
†Verrica Pharmaceuticals, Inc.	17,600	68,376
†WaVe Life Sciences Ltd.	50,100	288,075
†Xeris Biopharma Holdings, Inc.	113,800	211,668
†Zevra Therapeutics, Inc.	29,400	141,708
		30,989,789
Professional Services–2.40%
†Alight, Inc. Class A	321,800	2,281,562
†ASGN, Inc.	39,204	3,202,183
†Asure Software, Inc.	14,700	139,062
Barrett Business Services, Inc.	5,532	499,208
†Blacksky Technology, Inc.	100,600	117,702
†CBIZ, Inc.	39,546	2,052,437
†Conduent, Inc.	140,200	487,896
CRA International, Inc.	5,651	569,395
CSG Systems International, Inc.	25,788	1,318,283
†ExlService Holdings, Inc.	131,640	3,691,186
Exponent, Inc.	41,201	3,526,806
First Advantage Corp.	44,000	606,760
†FiscalNote Holdings, Inc.	52,800	109,824
†Forrester Research, Inc.	9,133	263,944
†Franklin Covey Co.	9,480	406,882
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	15,864	$396,917
HireQuest, Inc.	4,300	66,349
†HireRight Holdings Corp.	11,300	107,463
†Huron Consulting Group, Inc.	15,478	1,612,188
†IBEX Holdings Ltd.	8,259	127,601
ICF International, Inc.	15,251	1,842,473
†Innodata, Inc.	21,100	179,983
Insperity, Inc.	29,867	2,915,019
Kelly Services, Inc. Class A	25,977	472,522
Kforce, Inc.	16,238	968,759
Korn Ferry	42,445	2,013,591
†Legalzoom.com, Inc.	85,400	934,276
Maximus, Inc.	49,574	3,702,186
†Mistras Group, Inc.	16,400	89,380
†NV5 Global, Inc.	11,300	1,087,399
†Planet Labs PBC	137,000	356,200
Resources Connection, Inc.	25,789	384,514
†Skillsoft Corp.	69,900	61,959
†Sterling Check Corp.	26,400	333,168
†TriNet Group, Inc.	30,722	3,578,498
†TrueBlue, Inc.	26,600	390,222
TTEC Holdings, Inc.	15,460	405,361
†Upwork, Inc.	101,000	1,147,360
†Verra Mobility Corp.	113,500	2,122,450
†Willdan Group, Inc.	10,000	204,300
		44,773,268
Real Estate Management & Development–0.73%
†American Realty Investors, Inc.	1,300	19,006
†Anywhere Real Estate, Inc.	89,897	578,038
†Compass, Inc. Class A	248,200	719,780
†Cushman & Wakefield PLC	133,556	1,017,697
DigitalBridge Group, Inc.	132,950	2,337,261
Douglas Elliman, Inc.	67,507	152,566
eXp World Holdings, Inc.	56,100	911,064
†Forestar Group, Inc.	14,505	390,765
†FRP Holdings, Inc.	5,672	306,118
Kennedy-Wilson Holdings, Inc.	97,753	1,440,879
Marcus & Millichap, Inc.	19,300	566,262
†Maui Land & Pineapple Co., Inc.	6,400	84,800
Newmark Group, Inc. Class A	112,800	725,304
†Opendoor Technologies, Inc.	442,600	1,168,464
RE/MAX Holdings, Inc. Class A	14,198	183,722
†Redfin Corp.	88,200	620,928
RMR Group, Inc. Class A	12,268	300,811
St. Joe Co.	28,568	1,552,099
†Stratus Properties, Inc.	4,900	134,260
†Tejon Ranch Co.	16,518	267,922
LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Transcontinental Realty Investors, Inc.	1,300	$39,806
		13,517,552
Residential REITs–0.41%
†Apartment Investment & Management Co. Class A	122,900	835,720
BRT Apartments Corp.	10,000	172,700
Centerspace	12,446	749,996
Clipper Realty, Inc.	15,000	77,700
Elme Communities	72,475	988,559
Independence Realty Trust, Inc.	183,656	2,584,040
NexPoint Residential Trust, Inc.	18,500	595,330
UMH Properties, Inc.	44,867	629,035
Veris Residential, Inc.	64,000	1,056,000
		7,689,080
Retail REITs–1.18%
Acadia Realty Trust	78,115	1,120,950
Alexander's, Inc.	1,776	323,640
CBL & Associates Properties, Inc.	22,400	469,952
Getty Realty Corp.	37,364	1,036,104
InvenTrust Properties Corp.	55,100	1,311,931
Kite Realty Group Trust	177,369	3,799,244
Macerich Co.	175,700	1,916,887
NETSTREIT Corp.	55,800	869,364
Phillips Edison & Co., Inc.	96,000	3,219,840
Retail Opportunity Investments Corp.	99,867	1,236,353
RPT Realty	70,505	744,533
Saul Centers, Inc.	9,966	351,501
SITE Centers Corp.	154,900	1,909,917
Tanger Factory Outlet Centers, Inc.	84,600	1,911,960
Urban Edge Properties	94,700	1,445,122
Whitestone REIT	39,371	379,143
		22,046,441
Semiconductors & Semiconductor Equipment–3.05%
†ACM Research, Inc. Class A	39,500	715,147
†Aehr Test Systems	21,700	991,690
†Alpha & Omega Semiconductor Ltd.	18,171	542,223
†Ambarella, Inc.	31,192	1,654,112
Amkor Technology, Inc.	84,765	1,915,689
†Atomera, Inc.	17,300	108,298
†Axcelis Technologies, Inc.	26,533	4,326,206
†CEVA, Inc.	18,617	360,984
†Cohu, Inc.	37,813	1,302,280
†Credo Technology Group Holding Ltd.	79,000	1,204,750
†Diodes, Inc.	37,065	2,922,204
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†FormFactor, Inc.	63,731	$2,226,761
†Ichor Holdings Ltd.	23,600	730,656
†Impinj, Inc.	18,700	1,029,061
†indie Semiconductor, Inc. Class A	112,400	708,120
†inTEST Corp.	8,400	127,428
Kulicke & Soffa Industries, Inc.	45,100	2,193,213
†MACOM Technology Solutions Holdings, Inc.	44,242	3,609,262
†Maxeon Solar Technologies Ltd.	21,200	245,708
†MaxLinear, Inc.	60,634	1,349,106
†Navitas Semiconductor Corp.	85,500	594,225
NVE Corp.	3,700	303,918
†Onto Innovation, Inc.	39,924	5,091,108
†PDF Solutions, Inc.	25,157	815,087
†Photronics, Inc.	50,260	1,015,755
Power Integrations, Inc.	46,212	3,526,438
†Rambus, Inc.	88,786	4,953,371
†Semtech Corp.	52,484	1,351,463
†Silicon Laboratories, Inc.	25,886	2,999,928
†SiTime Corp.	14,000	1,599,500
†SkyWater Technology, Inc.	14,400	86,688
†SMART Global Holdings, Inc.	39,902	971,614
†Synaptics, Inc.	32,152	2,875,675
†Transphorm, Inc.	23,500	52,170
†Ultra Clean Holdings, Inc.	36,029	1,068,980
†Veeco Instruments, Inc.	41,935	1,178,793
		56,747,611
Software–5.34%
†8x8, Inc.	95,305	240,169
A10 Networks, Inc.	59,138	888,844
†ACI Worldwide, Inc.	88,151	1,988,687
Adeia, Inc.	85,916	917,583
†Agilysys, Inc.	16,304	1,078,673
†Alarm.com Holdings, Inc.	38,900	2,378,346
†Alkami Technology, Inc.	31,000	564,820
†Altair Engineering, Inc. Class A	43,300	2,708,848
American Software, Inc. Class A	25,088	287,508
†Amplitude, Inc. Class A	54,600	631,722
†Appfolio, Inc. Class A	15,600	2,849,028
†Appian Corp. Class A	33,500	1,527,935
†Applied Digital Corp.	57,109	356,360
†Asana, Inc. Class A	65,100	1,191,981
†Aurora Innovation, Inc.	276,200	649,070
†AvePoint, Inc.	123,700	831,264
†Bit Digital, Inc.	60,700	129,898
†Blackbaud, Inc.	35,471	2,494,321
†BlackLine, Inc.	46,083	2,556,224
†Box, Inc. Class A	114,800	2,779,308
†Braze, Inc. Class A	42,700	1,995,371
LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†C3.ai, Inc. Class A	47,600	$1,214,752
†Cerence, Inc.	33,900	690,543
†Cipher Mining, Inc.	34,300	79,919
†Cleanspark, Inc.	92,900	353,949
Clear Secure, Inc. Class A	68,000	1,294,720
†CommVault Systems, Inc.	36,302	2,454,378
†Consensus Cloud Solutions, Inc.	15,695	395,200
†CoreCard Corp.	5,400	108,000
†Couchbase, Inc.	27,300	468,468
†CS Disco, Inc.	18,600	123,504
†CXApp, Inc.	1,500	2,715
†Digimarc Corp.	11,458	372,270
†Digital Turbine, Inc.	77,900	471,295
†Domo, Inc. Class B	24,800	243,288
†E2open Parent Holdings, Inc.	138,400	628,336
Ebix, Inc.	21,378	211,215
†eGain Corp.	17,700	108,501
†Enfusion, Inc. Class A	31,900	286,143
†EngageSmart, Inc.	40,900	735,791
†Envestnet, Inc.	40,759	1,794,619
†Everbridge, Inc.	33,300	746,586
†EverCommerce, Inc.	19,100	191,573
†Expensify, Inc. Class A	45,700	148,525
†Freshworks, Inc. Class A	131,800	2,625,456
†Instructure Holdings, Inc.	14,600	370,840
†Intapp, Inc.	17,900	600,008
InterDigital, Inc.	21,988	1,764,317
†Jamf Holding Corp.	57,400	1,013,684
†Kaltura, Inc.	69,600	120,408
†LivePerson, Inc.	57,518	223,745
†LiveRamp Holdings, Inc.	52,672	1,519,060
†LiveVox Holdings, Inc.	22,100	73,814
†Marathon Digital Holdings, Inc.	136,700	1,161,950
†Matterport, Inc.	205,100	445,067
†MeridianLink, Inc.	19,800	337,788
†MicroStrategy, Inc. Class A	8,984	2,949,268
†Mitek Systems, Inc.	33,900	363,408
†Model N, Inc.	31,000	756,710
†N-able, Inc.	55,800	719,820
†NextNav, Inc.	41,900	215,366
†Olo, Inc. Class A	82,900	502,374
ON24, Inc.	25,300	160,149
†OneSpan, Inc.	32,296	347,182
†PagerDuty, Inc.	73,100	1,644,019
†PowerSchool Holdings, Inc. Class A	44,800	1,015,168
Progress Software Corp.	35,900	1,887,622
†PROS Holdings, Inc.	36,237	1,254,525
†Q2 Holdings, Inc.	46,300	1,494,101
†Qualys, Inc.	30,325	4,626,079
†Rapid7, Inc.	49,300	2,256,954
†Red Violet, Inc.	9,100	182,091
†Rimini Street, Inc.	39,016	85,835
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Riot Platforms, Inc.	140,700	$1,312,731
Sapiens International Corp. NV	24,800	705,064
†SEMrush Holdings, Inc. Class A	25,400	215,900
†SolarWinds Corp.	40,700	384,208
†SoundHound AI, Inc. Class A	118,100	237,381
†SoundThinking, Inc.	7,300	130,670
†Sprinklr, Inc. Class A	84,000	1,162,560
†Sprout Social, Inc. Class A	39,200	1,955,296
†SPS Commerce, Inc.	29,902	5,101,580
†Tenable Holdings, Inc.	93,300	4,179,840
†Terawulf, Inc.	118,100	148,806
†Varonis Systems, Inc.	89,321	2,727,863
†Verint Systems, Inc.	51,356	1,180,674
†Veritone, Inc.	26,800	69,144
†Viant Technology, Inc. Class A	11,600	64,960
†Weave Communications, Inc.	26,000	211,900
†Workiva, Inc.	39,800	4,033,332
†Xperi, Inc.	34,606	341,215
†Yext, Inc.	86,200	545,646
†Zeta Global Holdings Corp. Class A	109,000	910,150
†Zuora, Inc. Class A	107,400	884,976
		99,390,954
Specialized REITs–0.44%
Farmland Partners, Inc.	42,200	432,972
Four Corners Property Trust, Inc.	71,800	1,593,242
Gladstone Land Corp.	27,200	387,056
Outfront Media, Inc.	122,500	1,237,250
PotlatchDeltic Corp.	64,391	2,922,708
Safehold, Inc.	35,634	634,285
Uniti Group, Inc.	192,700	909,544
		8,117,057
Specialty Retail–2.48%
†1-800-Flowers.com, Inc. Class A	22,564	157,948
Aaron's Co., Inc.	24,400	255,468
†Abercrombie & Fitch Co. Class A	39,600	2,232,252
Academy Sports & Outdoors, Inc.	60,800	2,874,016
American Eagle Outfitters, Inc.	150,918	2,506,748
†America's Car-Mart, Inc.	4,785	435,387
Arko Corp.	68,800	491,920
†Asbury Automotive Group, Inc.	16,844	3,875,299
†BARK, Inc.	96,200	115,440
Big 5 Sporting Goods Corp.	17,600	123,376
†Boot Barn Holdings, Inc.	24,218	1,966,259
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Buckle, Inc.	25,308	$845,034
Build-A-Bear Workshop, Inc.	11,000	323,510
Caleres, Inc.	27,951	803,871
Camping World Holdings, Inc. Class A	35,000	714,350
†CarParts.com, Inc.	41,800	172,216
†Carvana Co.	78,100	3,278,638
Cato Corp. Class A	14,415	110,419
†Chico's FAS, Inc.	101,400	758,472
†Children's Place, Inc.	9,601	259,515
Designer Brands, Inc. Class A	40,400	511,464
†Destination XL Group, Inc.	45,800	205,184
†Duluth Holdings, Inc. Class B	9,800	58,898
†Envela Corp.	2,500	11,850
†EVgo, Inc.	86,400	292,032
Foot Locker, Inc.	67,500	1,171,125
†Genesco, Inc.	10,032	309,186
Group 1 Automotive, Inc.	11,335	3,045,828
†GrowGeneration Corp.	46,500	135,780
Guess?, Inc.	23,021	498,174
Haverty Furniture Cos., Inc.	12,114	348,641
Hibbett, Inc.	10,382	493,249
†J Jill, Inc.	4,500	133,200
†Lands' End, Inc.	12,200	91,134
†Lazydays Holdings, Inc.	7,200	54,720
†Leslie's, Inc.	142,700	807,682
†MarineMax, Inc.	17,140	562,535
Monro, Inc.	26,149	726,158
†National Vision Holdings, Inc.	62,900	1,017,722
†ODP Corp.	26,810	1,237,281
†OneWater Marine, Inc. Class A	9,700	248,514
†Overstock.com, Inc.	37,697	596,367
PetMed Express, Inc.	16,209	166,142
†Rent the Runway, Inc. Class A	37,600	25,591
†Revolve Group, Inc.	33,300	453,213
†Sally Beauty Holdings, Inc.	88,800	744,144
Shoe Carnival, Inc.	14,142	339,832
Signet Jewelers Ltd.	36,276	2,604,980
†Sleep Number Corp.	17,546	431,456
Sonic Automotive, Inc. Class A	12,631	603,257
†Sportsman's Warehouse Holdings, Inc.	30,700	137,843
†Stitch Fix, Inc. Class A	71,900	248,055
†ThredUp, Inc. Class A	58,500	234,585
†Tile Shop Holdings, Inc.	24,700	135,603
†Tilly's, Inc. Class A	19,863	161,288
†Torrid Holdings, Inc.	10,100	22,321
Upbound Group, Inc.	43,710	1,287,259
†Urban Outfitters, Inc.	51,800	1,693,342
†Warby Parker, Inc. Class A	70,000	921,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Winmark Corp.	2,387	$890,661
†Zumiez, Inc.	12,523	222,909
		46,180,543
Technology Hardware, Storage & Peripherals–0.84%
†Avid Technology, Inc.	28,800	773,856
†CompoSecure, Inc.	10,000	64,500
†Corsair Gaming, Inc.	29,500	428,635
†CPI Card Group, Inc.	3,200	59,264
†Eastman Kodak Co.	44,700	188,187
Immersion Corp.	21,600	142,776
†Intevac, Inc.	17,800	55,358
†IonQ, Inc.	132,400	1,970,112
†Super Micro Computer, Inc.	37,800	10,365,516
†Turtle Beach Corp.	12,600	114,345
Xerox Holdings Corp.	94,600	1,484,274
		15,646,823
Textiles, Apparel & Luxury Goods–0.48%
†Allbirds, Inc. Class A	78,600	87,246
†Figs, Inc. Class A	104,400	615,960
†Fossil Group, Inc.	37,000	76,220
†G-III Apparel Group Ltd.	33,696	839,704
Hanesbrands, Inc.	283,500	1,122,660
Kontoor Brands, Inc.	45,900	2,015,469
Movado Group, Inc.	12,680	346,798
Oxford Industries, Inc.	12,466	1,198,357
Rocky Brands, Inc.	5,700	83,790
Steven Madden Ltd.	61,201	1,944,356
†Vera Bradley, Inc.	18,300	120,963
Wolverine World Wide, Inc.	65,371	526,890
		8,978,413
Tobacco–0.14%
†Ispire Technology, Inc.	2,000	18,300
Turning Point Brands, Inc.	12,925	298,438
Universal Corp.	20,042	946,183
Vector Group Ltd.	118,986	1,266,011
		2,528,932
Trading Companies & Distributors–2.20%
Alta Equipment Group, Inc.	19,590	236,255
Applied Industrial Technologies, Inc.	31,430	4,859,392
†Beacon Roofing Supply, Inc.	43,990	3,394,708
†BlueLinx Holdings, Inc.	7,400	607,466
Boise Cascade Co.	32,346	3,332,932
†Custom Truck One Source, Inc.	50,300	311,860
†Distribution Solutions Group, Inc.	6,996	181,896
†DXP Enterprises, Inc.	11,443	399,819
†EVI Industries, Inc.	3,700	91,834
FTAI Aviation Ltd.	81,000	2,879,550
GATX Corp.	29,200	3,177,836
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Global Industrial Co.	10,758	$360,393
†GMS, Inc.	33,800	2,162,186
H&E Equipment Services, Inc.	26,081	1,126,438
Herc Holdings, Inc.	23,300	2,771,302
†Hudson Technologies, Inc.	35,900	477,470
Karat Packaging, Inc.	3,900	89,934
McGrath RentCorp	20,240	2,028,858
†MRC Global, Inc.	67,700	693,925
†NOW, Inc.	86,756	1,029,794
Rush Enterprises, Inc. Class A	58,782	2,436,596
Textainer Group Holdings Ltd.	35,020	1,304,495
†Titan Machinery, Inc.	16,870	448,405
†Transcat, Inc.	5,900	578,023
=†Triton International Ltd.	44,489	3,660,133
Veritiv Corp.	10,800	1,824,120
†Willis Lease Finance Corp.	1,800	76,140
†Xometry, Inc. Class A	28,800	489,024
		41,030,784
Water Utilities–0.47%
American States Water Co.	30,179	2,374,484
Artesian Resources Corp. Class A	7,363	309,172
†Cadiz, Inc.	35,200	116,512
California Water Service Group	47,542	2,249,212
Consolidated Water Co. Ltd.	13,000	369,720
Global Water Resources, Inc.	11,783	114,884
Middlesex Water Co.	14,531	962,679
†Pure Cycle Corp.	18,000	172,800
SJW Group	26,315	1,581,795
York Water Co.	11,437	428,773
		8,680,031
Wireless Telecommunication Services–0.17%
†Gogo, Inc.	53,700	640,641
Shenandoah Telecommunications Co.	39,950	823,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	13,800	$196,926
Telephone & Data Systems, Inc.	80,200	1,468,462
†Tingo Group, Inc.	99,600	102,090
		3,231,488
Total Common Stock (Cost $1,457,661,457)		1,836,505,758
RIGHTS–0.01%
=†Chinook Therapeutics, Inc.	47,760	18,626
=†Contra Aduro Biotech, Inc.	15,060	39,608
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $20,324)		94,680
WARRANTS–0.01%
†Chord Energy Corp. exp 9/01/24 exercise price USD 116.37	5,399	148,149
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	47,192
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.66	2,445	35,941
Total Warrants (Cost $737,635)		231,282

MONEY MARKET FUND–1.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	23,176,035	23,176,035
Total Money Market Fund (Cost $23,176,035)		23,176,035

TOTAL INVESTMENTS–99.86% (Cost $1,481,595,451)	1,860,007,755
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	2,616,183
NET ASSETS APPLICABLE TO 67,426,569 SHARES OUTSTANDING–100.00%	$1,862,623,938

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
291	E-mini Russell 2000 Index	$26,169,630	$27,306,695	12/15/23	$—	$(1,137,065)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$16,449,436	$—	$—	$16,449,436
Air Freight & Logistics	4,594,584	—	—	4,594,584
Automobile Components	27,590,309	—	—	27,590,309
Automobiles	2,590,444	—	—	2,590,444
Banks	156,016,271	—	—	156,016,271
Beverages	7,552,931	—	—	7,552,931
Biotechnology	121,495,150	—	—	121,495,150
Broadline Retail	1,545,064	—	—	1,545,064
Building Products	34,014,655	—	—	34,014,655
Capital Markets	25,780,543	—	—	25,780,543
Chemicals	35,080,385	—	—	35,080,385
Commercial Services & Supplies	29,303,730	—	—	29,303,730
Communications Equipment	12,819,936	—	—	12,819,936
Construction & Engineering	29,908,532	—	—	29,908,532
Construction Materials	5,617,768	—	—	5,617,768
Consumer Finance	14,728,203	—	—	14,728,203
Consumer Staples Distribution & Retail	10,551,019	—	—	10,551,019
Containers & Packaging	5,602,022	—	—	5,602,022
Distributors	126,750	—	—	126,750
Diversified Consumer Services	21,280,089	—	—	21,280,089
Diversified REITs	11,255,428	—	—	11,255,428
Diversified Telecommunication Services	7,636,996	—	—	7,636,996
Electric Utilities	13,620,025	—	—	13,620,025
Electrical Equipment	28,454,386	—	—	28,454,386
Electronic Equipment, Instruments & Components	50,618,497	—	—	50,618,497
Energy Equipment & Services	55,484,500	—	—	55,484,500
Entertainment	7,882,763	—	—	7,882,763
Financial Services	42,716,650	—	—	42,716,650
Food Products	22,036,837	—	—	22,036,837
Gas Utilities	17,151,914	—	—	17,151,914
Ground Transportation	8,600,494	—	—	8,600,494
Health Care Equipment & Supplies	55,275,719	—	— *	55,275,719
Health Care Providers & Services	48,924,549	—	—	48,924,549
Health Care REITs	11,423,314	—	—	11,423,314
Health Care Technology	9,779,237	—	—	9,779,237
Hotel & Resort REITs	15,533,781	—	—	15,533,781
Hotels, Restaurants & Leisure	40,542,143	—	—	40,542,143
Household Durables	36,953,041	—	—	36,953,041
Household Products	6,005,978	—	—	6,005,978
Independent Power and Renewable Electricity Producers	4,685,112	—	—	4,685,112
Industrial Conglomerates	399,568	—	—	399,568
Industrial REITs	8,352,757	—	—	8,352,757
Insurance	34,181,865	—	—	34,181,865
Interactive Media & Services	12,910,948	—	—	12,910,948
IT Services	8,441,826	—	—	8,441,826
Leisure Products	8,121,149	—	—	8,121,149
Life Sciences Tools & Services	6,556,116	—	—	6,556,116
Machinery	67,852,289	—	—	67,852,289
Marine Transportation	4,940,477	—	—	4,940,477
Media	12,176,735	—	—	12,176,735
Metals & Mining	35,275,437	—	—	35,275,437
Mortgage Real Estate Investment Trusts (REITs)	23,025,235	—	—	23,025,235
Multi-Utilities	7,663,452	—	—	7,663,452
Office REITs	13,572,419	—	—	13,572,419
Oil, Gas & Consumable Fuels	99,632,614	—	— *	99,632,614
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Paper & Forest Products	$1,908,227	$—	$—	$1,908,227
Passenger Airlines	7,694,284	—	—	7,694,284
Personal Care Products	17,022,409	—	—	17,022,409
Pharmaceuticals	30,989,789	—	—	30,989,789
Professional Services	44,773,268	—	—	44,773,268
Real Estate Management & Development	13,517,552	—	—	13,517,552
Residential REITs	7,689,080	—	—	7,689,080
Retail REITs	22,046,441	—	—	22,046,441
Semiconductors & Semiconductor Equipment	56,747,611	—	—	56,747,611
Software	99,390,954	—	—	99,390,954
Specialized REITs	8,117,057	—	—	8,117,057
Specialty Retail	46,180,543	—	—	46,180,543
Technology Hardware, Storage & Peripherals	15,646,823	—	—	15,646,823
Textiles, Apparel & Luxury Goods	8,978,413	—	—	8,978,413
Tobacco	2,528,932	—	—	2,528,932
Trading Companies & Distributors	37,370,651	—	3,660,133	41,030,784
Water Utilities	8,680,031	—	—	8,680,031
Wireless Telecommunication Services	3,231,488	—	—	3,231,488
Rights	—	—	94,680	94,680
Warrants	231,282	—	—	231,282
Money Market Fund	23,176,035	—	—	23,176,035
Total Investments	$1,856,252,942	$—	$3,754,813	$1,860,007,755
Derivatives:

Liabilities:
Futures Contract	$(1,137,065)	$—	$—	$(1,137,065)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–28